UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2010

Date of reporting period:	12/31/2009

Item 1.	Schedule of Investments

The Prudential Investment Portfolios, Inc.

JennisonDryden Conservative Allocation Fund

Schedule of Investments

As of December 31, 2009 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.0%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Dryden Global Real Estate Fund (Class Z)	280,813	$4,580,063
Dryden Government Income Fund, Inc. (Class Z)	1,387,031	12,788,424
Dryden High Yield Fund, Inc. (Class Z)	765,589	4,019,343
Dryden International Equity Fund (Class Z)	1,055,990	6,262,023
Dryden Large-Cap Core Equity Fund (Class Z)	390,168	4,151,391
Dryden Mid-Cap Value Fund (Class Z)	250,818	2,939,590
Dryden Short-Term Corporate Bond Fund (Class Z)	2,433,084	27,785,821
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	266,490	3,938,721
Dryden Total Return Bond Fund, Inc. (Class Z)	1,052,404	13,923,304
Jennison 20/20 Focus Fund (Class Z)(a)	344,140	5,251,582
Jennison Equity Opportunity Fund (Class Z)	163,860	1,992,539
Jennison Growth Fund (Class Z)	118,524	1,988,837
Jennison Mid-Cap Growth Fund, Inc. (Class Z)	125,225	2,951,552
Jennison Natural Resources Fund, Inc. (Class Z)	38,516	1,777,518
Jennison Value Fund (Class Z)	301,268	3,937,570

TOTAL LONG-TERM INVESTMENTS (cost $85,864,578)		98,288,278

SHORT-TERM INVESTMENT 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $984,720)	984,720	984,720

TOTAL INVESTMENTS (a) 100.0% (cost $86,849,298)(b)		99,272,998

Liabilities in excess of other assets		(18,871)

NET ASSETS 100.0%		$99,254,127

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 93,620,507	$5,652,491	$—	$5,652,491

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$98,288,278	$—	$—
Affiliated Money Market Mutual Fund	984,720	—	—

	$99,272,998	$—	$—
Other Financial Instruments*	—	—	—

Total	$99,272,998	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009 and December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The Prudential Investment Portfolios, Inc.

JennisonDryden Moderate Allocation Fund

Schedule of Investments

as of December 31, 2009 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Dryden Global Real Estate Fund (Class Z)	373,039	$6,084,273
Dryden Government Income Fund, Inc. (Class Z)	962,310	8,872,498
Dryden High Yield Fund, Inc. (Class Z)	761,112	3,995,839
Dryden International Equity Fund (Class Z)	2,976,766	17,652,221
Dryden Large-Cap Core Equity Fund (Class Z)	639,709	6,806,506
Dryden Mid-Cap Value Fund (Class Z)	557,209	6,530,494
Dryden Short-Term Corporate Bond Fund (Class Z)	1,735,575	19,820,264
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	530,127	7,835,281
Dryden Total Return Bond Fund, Inc. (Class Z)	897,854	11,878,607
Jennison 20/20 Focus Fund (Class Z)(a)	723,417	11,039,351
Jennison Equity Opportunity Fund (Class Z)	541,325	6,582,514
Jennison Growth Fund (Class Z)	236,523	3,968,860
Jennison Mid-Cap Growth Fund, Inc. (Class Z)	277,931	6,550,829
Jennison Natural Resources Fund, Inc. (Class Z)	76,910	3,549,381
Jennison Value Fund (Class Z)	701,645	9,170,494

TOTAL LONG-TERM INVESTMENTS (cost $112,559,754)		130,337,412

SHORT-TERM INVESTMENT 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $1,324,682)	1,324,682	1,324,682

TOTAL INVESTMENTS(b) 99.9% (cost $113,884,436)(c)		131,662,094

Other assets in excess of liabilities 0.1%		162,227

NET ASSETS 100.0%		$131,824,321

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 126,115,529	$5,546,565	$—	$5,546,565

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$130,337,412	$—	$—
Affiliated Money Market Mutual Fund	1,324,682	—	—

	$131,662,094	$—	$—

Other Financial Instruments*	—	—	—

Total	$131,662,094	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009 and December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The Prudential Investment Portfolios, Inc.

JennisonDryden Growth Allocation Fund

Schedule of Investments

as of December 31, 2009 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Dryden Global Real Estate Fund (Class Z)	197,850	$3,226,937
Dryden International Equity Fund (Class Z)	2,459,555	14,585,160
Dryden Large-Cap Core Equity Fund (Class Z)	545,254	5,801,504
Dryden Mid-Cap Value Fund (Class Z)	419,122	4,912,112
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	476,376	7,040,842
Dryden Total Return Bond Fund, Inc. (Class Z)	454,154	6,008,453
Jennison 20/20 Focus Fund (Class Z)(a)	487,408	7,437,841
Jennison Equity Opportunity Fund (Class Z)	291,015	3,538,739
Jennison Growth Fund (Class Z)	169,537	2,844,830
Jennison Mid-Cap Growth Fund, Inc. (Class Z)	209,576	4,939,703
Jennison Natural Resources Fund, Inc. (Class Z)	58,013	2,677,310
Jennison Value Fund (Class Z)	540,391	7,062,908

TOTAL LONG-TERM INVESTMENTS (cost $64,986,363)		70,076,339

SHORT-TERM INVESTMENT 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $849,905)	849,905	849,905

TOTAL INVESTMENTS (b) 100.1% (cost $65,836,268)(c)		70,926,244

Liabilities in excess of other assets — (0.1)%		(96,651)

NET ASSETS 100.0%		$70,829,593

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 70,903,353	$527,153	$(504,262)	$22,891

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$70,076,339	$—	$—
Affiliated Money Market Mutual Fund	849,905	—	—

	70,926,244	—	—
Other Financial Instruments*	—	—	—

Total	$70,926,244	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009 and December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The Prudential Investment Portfolios, Inc.

Jennison Growth Fund

Schedule of Investments

as of December 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.5%
COMMON STOCKS 97.5%
Aerospace & Defense 2.0%
175,280	Precision Castparts Corp.	$19,342,148
273,300	United Technologies Corp.	18,969,753

		38,311,901

Auto Components 0.7%
469,000	Johnson Controls, Inc.	12,775,560

Beverages 1.1%
349,100	PepsiCo, Inc.	21,225,280

Biotechnology 4.4%
538,300	Celgene Corp.(a)	29,972,544
948,900	Gilead Sciences, Inc.(a)	41,068,392
315,600	Vertex Pharmaceuticals, Inc.(a)(b)	13,523,460

		84,564,396

Capital Markets 4.1%
1,504,600	Charles Schwab Corp. (The)	28,316,572
289,300	Goldman Sachs Group, Inc. (The)	48,845,412
103,900	Morgan Stanley	3,075,440

		80,237,424

Chemicals 1.1%
58,300	Monsanto Co.	4,766,025
203,000	Praxair, Inc.	16,302,930

		21,068,955

Communications Equipment 6.3%
1,705,100	Cisco Systems, Inc.(a)	40,820,094
552,600	Juniper Networks, Inc.(a)(b)	14,737,842
1,441,900	QUALCOMM, Inc.	66,702,294

		122,260,230

Computers & Peripherals 9.3%
435,747	Apple, Inc.(a)(b)	91,881,612
1,040,600	Hewlett-Packard Co.	53,601,306
1,027,900	NetApp, Inc.(a)	35,349,481

		180,832,399

Diversified Financial Services 1.0%
449,900	JPMorgan Chase & Co.	18,747,333

Electronic Equipment & Instruments 0.8%
514,442	Agilent Technologies, Inc.(a)(b)	15,983,713

Energy Equipment & Services 1.9%
559,000	Schlumberger Ltd.	36,385,310

Food & Staples Retailing 1.4%
463,400	Costco Wholesale Corp.	27,419,378

Food Products 1.6%
974,400	Unilever PLC (United Kingdom)	31,234,684

Healthcare Equipment & Supplies 4.3%
288,400	Alcon, Inc.	47,398,540
606,500	Baxter International, Inc.	35,589,420

		82,987,960

Healthcare Providers & Services 3.2%
113,200	Express Scripts, Inc.(a)	9,786,140
824,500	Medco Health Solutions, Inc.(a)	52,693,795

		62,479,935

Hotels, Restaurants & Leisure 1.4%
674,978	Marriott International, Inc. (Class A Stock)(b)	18,393,151
376,200	Starbucks Corp.(a)(b)	8,675,172

		27,068,323

Household Products 1.3%
313,500	Colgate-Palmolive Co.	25,754,025

Internet & Catalog Retail 4.2%
613,400	Amazon.com, Inc.(a)	82,514,568

Internet Software & Services 6.6%
43,771	Baidu, Inc. (China), ADR(a)(b)	17,999,948
153,577	Google, Inc. (Class A Stock)(a)	95,214,668
699,200	Tencent Holdings Ltd. (China)	15,122,101

		128,336,717

IT Services 5.6%
213,300	Mastercard, Inc. (Class A Stock)(b)	54,600,534
623,500	Visa, Inc. (Class A Stock)(b)	54,531,310

		109,131,844

Life Sciences Tools & Services 0.5%
298,900	Illumina, Inc.(a)(b)	9,161,285

Machinery 0.5%
203,360	Cummins, Inc.	9,326,090

Media 1.9%
1,174,900	Walt Disney Co. (The)	37,890,525

Multiline Retail 2.7%
184,900	Dollar General Corp.(a)(b)	4,147,307
457,500	Kohl’s Corp.(a)	24,672,975
493,600	Target Corp.	23,875,432

		52,695,714

Oil, Gas & Consumable Fuels 4.7%
126,000	Apache Corp.	12,999,420
461,200	Occidental Petroleum Corp.	37,518,620
460,100	Petroleo Brasileiro SA (Brazil), ADR	21,937,568
399,600	Southwestern Energy Co.(a)	19,260,720

		91,716,328

Pharmaceuticals 7.8%
440,000	Abbott Laboratories	23,755,600
803,500	Mylan, Inc.(a)(b)	14,808,505
345,900	Novartis AG (Switzerland), ADR	18,827,337
1,031,300	Pfizer, Inc.	18,759,347
447,000	Roche Holding AG (Switzerland), ADR(b)	18,863,400
353,900	Shire PLC (Ireland), ADR(b)	20,773,930
633,700	Teva Pharmaceutical Industries Ltd. (Israel), ADR	35,601,266

		151,389,385

Road & Rail 1.1%
325,700	Union Pacific Corp.	20,812,230

Semiconductors & Semiconductor Equipment 4.0%
1,886,500	Advanced Micro Devices, Inc.(a)(b)	18,261,320
682,300	Analog Devices, Inc.	21,547,034
220,700	Cree, Inc.(a)(b)	12,440,859
1,281,000	Intel Corp.	26,132,400

		78,381,613

Software 8.4%
1,298,500	Adobe Systems, Inc.(a)	47,758,830
2,544,400	Microsoft Corp.	77,578,756
294,955	Salesforce.com, Inc.(a)(b)	21,758,830
417,090	SolarWinds, Inc.(a)(b)	9,597,241
163,000	VMware, Inc. (Class A Stock)(a)	6,907,940

		163,601,597

Specialty Retail 1.2%
390,000	Staples, Inc.	9,590,100
317,318	Tiffany & Co.	13,644,674

		23,234,774

Textiles, Apparel & Luxury Goods 2.4%
303,880	Coach, Inc.	11,100,736

531,940	NIKE, Inc. (Class B Stock)(b)	35,145,276

		46,246,012

	TOTAL COMMON STOCKS (cost $1,304,524,014)	1,893,775,488

PREFERRED STOCK 1.0%
Diversified Financial Services
1,251,200	Bank of America Corp., 10%, CVT (cost $19,224,155)	18,667,904

	TOTAL LONG-TERM INVESTMENTS (cost $1,323,748,169)	1,912,443,392

SHORT-TERM INVESTMENT 14.8%
AFFILIATED MONEY MARKET MUTUAL FUND
287,462,806	Dryden Core Investment Fund — Taxable Money Market Series (cost $287,462,806; includes $271,505,234 of cash collateral received for securities on loan)(c)(d)	287,462,806

	TOTAL INVESTMENTS(e) 113.3% (cost $1,611,210,975)(f)
		2,199,906,198
Liabilities in excess of other assets (13.3%)		(258,619,481)

NET ASSETS 100.0%		$1,941,286,717

The following abbreviation is used in the portfolio descriptions:

ADR — American Depositary Receipt

CVT — Convertible Security

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $263,988,653; cash collateral of $271,505,234 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of December 31, 2009, two securities representing $46,356,785 and 2.4% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 1,636,239,194	$570,972,711	$(7,305,707)	$563,667,004

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,847,418,703	$46,356,785	$—
Preferred Stock	18,667,904	—	—
Affiliated Money Market Mutual Fund	287,462,806	—	—

	$2,153,549,413	$46,356,785	$—
Other Financial Instruments*	—	—	—

Total	$2,153,549,413	$46,356,785	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009 and December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The Prudential Investment Portfolios, Inc.

Jennison Equity Opportunity Fund

Schedule of Investments

as of December 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.3%
COMMON STOCKS 96.1%
Air Freight & Logistics 1.3%
150,802	Hub Group, Inc. (Class A Stock)(a)(b)	$4,046,018

Airlines 2.8%
402,300	Delta Air Lines, Inc.(b)	4,578,174
801,100	JetBlue Airways Corp.(a)(b)	4,365,995

		8,944,169
Auto Components 2.0%
183,000	Gentex Corp.	3,266,550
47,000	Lear Corp.(a)(b)	3,179,080

		6,445,630
Biotechnology 1.7%
95,300	Amgen, Inc.(b)	5,391,121

Capital Markets 4.0%
268,500	Charles Schwab Corp. (The)	5,053,170
23,200	Goldman Sachs Group, Inc. (The)	3,917,088
99,700	Lazard Ltd. (Class A Stock)	3,785,609

		12,755,867
Chemicals 3.7%
105,900	Celanese Corp. (Class A Stock)	3,399,390
362,700	Ferro Corp.	2,988,648
25,700	Monsanto Co.	2,100,975
127,300	Nalco Holding Co.	3,247,423

		11,736,436
Commercial Services & Supplies 1.8%
198,364	Republic Services, Inc.	5,615,685

Communications Equipment 2.1%
280,900	Cisco Systems, Inc.(b)	6,724,746

Computers & Peripherals 1.6%
350,800	Dell, Inc.(b)	5,037,488

Diversified Consumer Services 3.3%
153,100	Career Education Corp.(b)	3,568,761
183,600	H&R Block, Inc.	4,153,032
91,400	Weight Watchers International, Inc.	2,665,224

		10,387,017
Diversified Financial Services 2.6%
270,427	Bank of America Corp.	4,072,631
101,000	JPMorgan Chase & Co.	4,208,670

		8,281,301
Electronic Equipment & Instruments 1.0%
445,600	Flextronics International Ltd.(b)	3,257,336

Energy Equipment & Services 1.6%
77,800	Schlumberger Ltd.	5,064,002

Food & Staples Retailing 2.4%
100,100	Kroger Co. (The)	2,055,053
101,600	Wal-Mart Stores, Inc.	5,430,520

		7,485,573
Food Products 5.7%
55,000	Bunge Ltd.(a)	3,510,650
386,952	Cadbury PLC (United Kingdom)	4,975,265
310,300	ConAgra Foods, Inc.	7,152,415
209,100	Tyson Foods, Inc. (Class A Stock)	2,565,657

		18,203,987
Healthcare Equipment & Supplies 1.3%
25,000	Alcon, Inc.	4,108,750

Healthcare Providers & Services 1.4%
70,100	Medco Health Solutions, Inc.(b)	4,480,091

Hotels, Restaurants & Leisure 1.6%
567,286	Pinnacle Entertainment, Inc.(b)	5,094,228

Household Durables 1.3%
202,200	Ryland Group, Inc.	3,983,340

Independent Power Producers & Energy Traders 1.4%
194,700	NRG Energy, Inc.(b)	4,596,867

Insurance 5.9%
196,200	Axis Capital Holdings Ltd.	5,574,042
154,100	Marsh & McLennan Cos., Inc.	3,402,528
128,800	Travelers Cos., Inc. (The)	6,421,968

122,100	Validus Holdings Ltd.	3,289,374

		18,687,912
Internet & Catalog Retail 1.0%
256,860	Ticketmaster Entertainment, Inc.(b)	3,138,829

Internet Software & Services 4.5%
220,300	Akamai Technologies, Inc.(a)(b)	5,580,199
186,450	IAC/InterActiveCorp.(b)	3,818,496
207,500	VeriSign, Inc.(a)(b)	5,029,800

		14,428,495
IT Services 1.2%
202,300	SAIC, Inc.(b)	3,831,562

Life Sciences Tools & Services 1.4%
92,800	Thermo Fisher Scientific, Inc.(b)	4,425,632

Machinery 2.1%
160,000	Dover Corp.	6,657,600

Media 6.6%
215,437	Liberty Global, Inc. (Series C Stock)(a)(b)	4,707,299
122,700	Time Warner Cable, Inc.(a)	5,078,553
166,343	Viacom, Inc. (Class B Stock)(b)	4,945,377
107,100	Vivendi SA (France)	3,178,696
534,806	Warner Music Group Corp.(b)	3,027,002

		20,936,927
Metals & Mining 1.7%
137,700	Goldcorp, Inc.	5,417,118

Oil, Gas & Consumable Fuels 10.0%
51,700	Apache Corp.	5,333,889
91,800	Cabot Oil & Gas Corp.	4,001,562
65,200	Exxon Mobil Corp.	4,445,988
130,600	Newfield Exploration Co.(a)(b)	6,298,838
52,000	Occidental Petroleum Corp.	4,230,200
101,400	Suncor Energy, Inc.	3,580,434
150,100	Sunoco, Inc.	3,917,610

		31,808,521
Pharmaceuticals 8.7%
100,800	Abbott Laboratories	5,442,192
60,100	Novartis AG, ADR (Switzerland)	3,271,243
377,654	Pfizer, Inc.	6,869,526
96,600	Shire PLC, ADR (Ireland)	5,670,420
156,000	Watson Pharmaceuticals, Inc.(a)(b)	6,179,160

		27,432,541
Semiconductors & Semiconductor Equipment 2.7%
357,400	Advanced Micro Devices, Inc.(b)	3,459,632

246,100	Intel Corp.	5,020,440

		8,480,072
Software 2.9%
119,300	Adobe Systems, Inc.(b)	4,387,854
260,600	Symantec Corp.(b)	4,662,134

		9,049,988
Specialty Retail 1.6%
236,700	GameStop Corp. (Class A Stock)(a)(b)	5,193,198

Trading Companies & Distributors 1.2%
522,175	RSC Holdings, Inc.(a)(b)	3,676,112

	TOTAL COMMON STOCKS (cost $268,421,097)	304,804,159

PREFERRED STOCK 0.2%
Diversified Financial Services
37,800	Bank of America Corp.(b) (cost $ 567,000)	563,976

	TOTAL LONG-TERM INVESTMENTS (cost $268,988,097)	305,368,135

SHORT-TERM INVESTMENT 18.8%
AFFILIATED MONEY MARKET MUTUAL FUND
59,563,567	Dryden Core Investment Fund - Taxable Money Market Series (cost $59,563,567; includes 45,022,376 of cash collateral for securities on loan)(c)(d)	59,563,567

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 115.1% (cost 328,551,664)(f)	364,931,702

SECURITIES SOLD SHORT (1.7)%
COMMON STOCKS
Communications Equipment (0.5)%
160,000	Palm, Inc.(b)	(1,607,404)

Specialty Retail (1.2)%
95,000	Best Buy Co., Inc.	(3,748,700)

	TOTAL SECURITIES SOLD SHORT (proceeds $5,899,133)	(5,356,104)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT(e) 113.4% (cost $322,652,531)	359,575,598
Other liabilities in excess of other assets (13.4%)	(42,577,699)

NET ASSETS 100.0%	$ 316,997,899

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $43,258,298; cash collateral of $45,022,376 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of December 31, 2009, 2 securities representing $8,153,961 and 2.6% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 326,504,763	$45,691,867	$(12,621,032)	$33,070,835

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Series’ assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$296,650,198	$8,153,961	$—
Preferred Stock	563,976	—	—
Securities Sold Short	(5,356,104)	—	—
Affiliated Money Market Mutual Fund	59,563,567	—	—

	$351,421,637	$8,153,961	$—
Other Financial Instruments*	—	—	—

Total	$351,421,637	$8,153,961	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009 and December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The Prudential Investment Portfolios, Inc.

Dryden Asset Allocation Fund

Schedule of Investments

as of December 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.2%
COMMON STOCKS 60.9%
Aerospace & Defense 1.8%
$6,100	Alliant Techsystems, Inc.(a)(b)	$538,447
700	American Science & Engineering, Inc.	53,088
7,377	BAE Systems PLC (United Kingdom)	42,696
2,334	Cobham PLC (United Kingdom)	9,428
2,200	Cubic Corp.	82,060
3,600	DynCorp International, Inc.(Class A Stock)(b)	51,660
1,300	Esterline Technologies Corp.(b)	53,001
906	European Aeronautic Defense and Space Co. NV (Netherlands)	18,212
826	Finmeccanica SpA (Italy)	13,225
1,000	GenCorp, Inc.(b)	7,000
23,400	General Dynamics Corp.	1,595,178
2,500	ITT Corp.	124,350
3,000	L-3 Communications Holdings, Inc.(Class 3 Stock)	260,850
12,300	Lockheed Martin Corp.	926,805
20,800	Northrop Grumman Corp.	1,161,680
38,800	Raytheon Co.	1,998,976
226,980	Rolls-Royce Group PLC (United Kingdom)(Class C Stock)(b)	367
3,977	Rolls-Royce Group PLC (United Kingdom)	30,970
383	Safran SA (France)	7,483
3,000	Singapore Technologies Engineering Ltd. (Singapore)	6,905
1,000	Teledyne Technologies, Inc.(b)	38,360
183	Thales SA (France)	9,405
9,600	United Technologies Corp.	666,336

		7,696,482
Air Freight & Logistics 0.9%
700	Air Transport Services Group, Inc.(b)	1,848
17,300	C.H. Robinson Worldwide, Inc.	1,016,029
1,813	Deutsche Post AG (Germany)	35,208
2,700	Dynamex, Inc.(b)	48,870
12,300	FedEx Corp.	1,026,435
805	TNT NV (Netherlands)	24,733
1,349	Toll Holdings Ltd. (Australia)	10,534
30,000	United Parcel Service, Inc.(Class B Stock)	1,721,100
1,000	Yamato Holdings Co. Ltd. (Japan)	13,920

		3,898,677
Airlines 0.1%
276	Air France-KLM (France)(b)	4,331
13,900	AirTran Holdings, Inc.(b)	72,558
4,000	Alaska Air Group, Inc.(b)	138,240
2,000	All Nippon Airways Co. Ltd. (Japan)	5,429
1,300	Allegiant Travel Co.(Class A Stock)(b)	61,321

COMMON STOCKS (Continued)
Airlines (cont’d.)
1,178	British Airways PLC (United Kingdom)(b)	3,543
2,000	Cathay Pacific Airways Ltd. (Hong Kong)(b)	3,714
468	Deutsche Lufthansa AG (Germany)	7,913
4,300	Hawaiian Holdings, Inc.(b)	30,100
973	Iberia Lineas Aereas de Espana (Spain)(b)	2,639
2,000	Japan Airlines Corp. (Japan)(b)	1,438
3,000	JetBlue Airways Corp.(b)	16,350
2,266	Qantas Airways Ltd. (Australia)	6,046
1,000	Singapore Airlines Ltd. (Singapore)	10,591

		364,213
Auto Components 0.2%
400	Aisin Seiki Co. Ltd. (Japan)	11,556
3,900	ArvinMeritor, Inc.(b)	43,602
1,300	Bridgestone Corp. (Japan)	22,932
315	Compagnie Generale des Etablissements Michelin (France)(Class B Stock)	24,125
7,600	Cooper Tire & Rubber Co.	152,380
1,100	Dana Holding Corp.(b)	11,924
1,100	Denso Corp. (Japan)	33,239
1,100	Dorman Products, Inc.(b)	17,226
1,100	Drew Industries, Inc.(b)	22,715
200	NOK Corp. (Japan)	2,759
217	Nokian Renkaat OYJ (Finland)	5,262
5,343	Pirelli & C SpA (Italy)(b)	3,200
2,300	Standard Motor Products, Inc.(b)	19,596
300	Stanley Electric Co. Ltd. (Japan)	6,085
500	Sumitomo Rubber Industries Ltd. (Japan)	4,347
1,700	Superior Industries International, Inc.	26,010
2,800	Tenneco, Inc.(b)	49,644
200	Toyoda Gosei Co. Ltd. (Japan)	6,059
400	Toyota Industries Corp. (Japan)	11,946
23,700	TRW Automotive Holdings Corp.(a)(b)	565,956

		1,040,563
Automobiles 0.6%
813	Bayerische Motoren Werke AG (Germany)	35,846
1,883	Daimler AG (Germany)	100,134
1,654	Fiat SpA (Italy)(b)	24,204
192,400	Ford Motor Co.(a)(b)	1,924,000
1,000	Fuji Heavy Industries Ltd. (Japan)	4,886
3,500	Honda Motor Co. Ltd. (Japan)	118,750
2,000	Isuzu Motors Ltd. (Japan)	3,757
3,000	Mazda Motor Corp. (Japan)	6,898

COMMON STOCKS (Continued)
Automobiles (cont’d.)
8,000	Mitsubishi Motors Corp. (Japan)(b)	11,120
5,400	Nissan Motor Co. Ltd. (Japan)(b)	47,455
311	Peugeot SA (France)(b)	10,455
179	Porsche Automobile Holding SE (Germany)	11,081
378	Renault SA (France)(b)	19,391
800	Suzuki Motor Corp. (Japan)	19,702
2,200	Thor Industries, Inc.	69,080
6,000	Toyota Motor Corp. (Japan)	252,966
152	Volkswagen AG (Germany)	16,749
500	Yamaha Motor Co. Ltd. (Japan)(b)	6,324

		2,682,798
Beverages 1.5%
800	Asahi Breweries Ltd. (Japan)	14,734
238	Carlsberg A/S (Denmark)(Class B Stock)	17,520
1,136	Coca-Cola Amatil Ltd. (Australia)	11,713
32,520	Coca-Cola Co. (The)(a)	1,853,640
27,200	Coca-Cola Enterprises, Inc.	576,640
373	Coca-Cola Hellenic Bottling Co. SA (Greece)	8,491
200	Coca-Cola West Holdings Co. Ltd. (Japan)	3,529
5,318	Diageo PLC (United Kingdom)	92,778
37,000	Dr Pepper Snapple Group, Inc.	1,047,100
3,936	Foster’s Group Ltd. (Australia)	19,362
225	Heineken Holding NV (Netherlands)	9,410
532	Heineken NV (Netherlands)	25,256
1,504	InBev NV (Belgium)	77,858
200	ITO EN Ltd. (Japan)	3,012
2,000	Kirin Holdings Co. Ltd. (Japan)	32,074
38,400	PepsiCo, Inc.	2,334,720
416	Pernod-Ricard SA (France)	35,572
1,980	SABMiller PLC (United Kingdom)	58,200
1,000	Sapporo Holdings Ltd. (Japan)	5,510

		6,227,119
Biotechnology 0.6%
204	Actelion Ltd. (Switzerland)(b)	10,895
21,700	Amgen, Inc.(b)	1,227,569
10,400	Biogen Idec, Inc.(a)(b)	556,400
10,700	Celera Corp.(b)	73,937
1,232	CSL Ltd. (Australia)	35,826
4,300	Cubist Pharmaceuticals, Inc.(b)	81,571
1,000	Dyax Corp.(b)	3,390
16,000	Enzon Pharmaceuticals, Inc.(b)	168,480
4,600	Gilead Sciences, Inc.(b)	199,088
64	Grifols SA (Spain)	1,124

COMMON STOCKS (Continued)
Biotechnology (cont’d.)
900	Human Genome Sciences, Inc.(b)	27,540
19,700	Immunomedics, Inc.(b)	63,237
400	Infinity Pharmaceuticals, Inc.(b)	2,472
9,100	Isis Pharmaceuticals, Inc.(b)	101,010
3,400	Martek Biosciences Corp.(b)	64,396
1,400	NABI Biopharmaceuticals(b)	6,860
5,200	PDL Biopharma, Inc.	35,672
6,100	Progenics Pharmaceuticals, Inc.(b)	27,084
400	Regeneron Pharmaceuticals, Inc.(b)	9,672
6,600	SciClone Pharmaceuticals, Inc.(b)	15,378

		2,711,601
Building Products 0.1%
2,800	Apogee Enterprises, Inc.	39,200
2,000	Asahi Glass Co. Ltd. (Japan)	19,024
637	ASSA Abloy AB (Sweden)(Class B Stock)	12,272
774	CIE de Saint-Gobain (France)	41,986
500	Daikin Industries Ltd. (Japan)	19,749
92	Geberit AG (Switzerland)	16,310
3,800	Gibraltar Industries, Inc.(b)	59,774
600	JS Group Corp. (Japan)	10,329
1,000	Nippon Sheet Glass Co. Ltd. (Japan)	2,866
4,500	Owens Corning(b)	115,380
1,000	Toto Ltd. (Japan)	6,358

		343,248
Capital Markets 1.4%
1,967	3i Group PLC (United Kingdom)	8,906
6,300	Ares Capital Corp.	78,435
22,800	Bank of New York Mellon Corp. (The)	637,716
8,300	BGC Partners, Inc.(Class A Stock)	38,346
3,400	Calamos Asset Management, Inc.(Class A Stock)	39,202
2,369	Credit Suisse Group AG (Switzerland)	117,363
3,000	Daiwa Securities Group, Inc. (Japan)	15,098
1,266	Deutsche Bank AG (Germany)	89,809
100	Diamond Hill Investment Group, Inc.	6,423
1,100	FBR Capital Markets Corp.(b)	6,798
400	Fifth Street Finance Corp.	4,296
900	Franklin Resources, Inc.	94,815
431	GAM Holding Ltd. (Switzerland)	5,219
1,500	GFI Group, Inc.	6,855
16,915	Goldman Sachs Group, Inc. (The)	2,855,929
1,058	ICAP PLC (United Kingdom)	7,297
7,200	Invesco Ltd.	169,128
881	Investec PLC (United Kingdom)	6,020

COMMON STOCKS (Continued)
Capital Markets (cont’d.)
100	JAFCO Co. Ltd. (Japan)	2,420
431	Julius Baer Group Ltd. (Switzerland)	15,158
2,700	Knight Capital Group, Inc.(Class A Stock)(b)	41,580
653	Macquarie Group Ltd. (Australia)	27,978
3,488	Man Group PLC (United Kingdom)	17,214
1,297	Marfin Investment Group SA (Greece)	3,677
200	Matsui Securities Co. Ltd. (Japan)	1,393
967	Mediobanca SpA (Italy)(b)	11,488
2,000	Mizuho Securities Co. Ltd. (Japan)	6,052
12,100	Morgan Stanley	358,160
7,600	Nomura Holdings, Inc. (Japan)	56,519
1,000	OptionsXpress Holdings, Inc.	15,450
9,900	PennantPark Investment Corp.	88,308
1,300	Piper Jaffray Cos.(b)	65,793
34	SBI Holdings, Inc. (Japan)	6,087
251	Schroders PLC (United Kingdom)	5,364
14,100	State Street Corp.	613,914
5,000	T. Rowe Price Group, Inc.(a)	266,250
7,427	UBS AG (Switzerland)(b)	115,655

		5,906,115
Chemicals 1.0%
525	Air Liquide SA (France)	62,437
2,600	Air Products & Chemicals, Inc.	210,756
497	AKZO Nobel NV (Netherlands)	32,958
3,000	Asahi Kasei Corp. (Japan)	15,031
1,967	BASF AG (Germany)	122,523
400	Calgon Carbon Corp.(b)	5,560
5,000	Celanese Corp.(Class A Stock)	160,500
1,000	Daicel Chemical Industries Ltd. (Japan)	5,874
1,000	Denki Kagaku Kogyo K. K. (Japan)	4,470
8,400	E.I. DuPont de Nemours & Co.	282,828
19,600	Ecolab, Inc.	873,768
16	Givaudan SA (Switzerland)	12,803
2,200	HB Fuller Co.	50,050
300	Hitachi Chemical Co. Ltd. (Japan)	6,114
3,266	Incitec Pivot Ltd. (Australia)	10,331
438	Johnson Matthey PLC (United Kingdom)	10,805
400	JSR Corp. (Japan)	8,141
303	K+S AG (Germany)	17,290
1,000	Kaneka Corp. (Japan)	6,371
315	Koninklijke DSM NV (Netherlands)	15,477
1,900	Koppers Holdings, Inc.	57,836
1,000	Kuraray Co. Ltd. (Japan)	11,770
323	Linde AG (Germany)	38,772

COMMON STOCKS (Continued)
Chemicals (cont’d.)
2,700	Lubrizol Corp.	196,965
2,500	Mitsubishi Chemical Holdings Corp. (Japan)	10,646
1,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	5,039
1,000	Mitsubishi Rayon Co. Ltd. (Japan)	4,022
1,000	Mitsui Chemicals, Inc. (Japan)	2,589
5,400	NewMarket Corp.	619,758
400	Nitto Denko Corp. (Japan)	14,370
109	Novozymes A/S (Denmark)(Class B Stock)	11,340
350	Nufarm Ltd. (Australia)	3,397
15,200	Omnova Solutions, Inc.(b)	93,176
733	Orica Ltd. (Australia)	17,042
6,200	Praxair, Inc.	497,922
700	Schulman, Inc.	14,126
4,200	Sensient Technologies Corp.	110,460
800	Shin-Etsu Chemical Co. Ltd. (Japan)	45,167
3,000	Showa Denko K.K. (Japan)	5,975
5,000	Solutia, Inc.(b)	63,500
121	Solvay SA (Belgium)	13,031
5,400	Spartech Corp.	55,404
3,000	Sumitomo Chemical Co. Ltd. (Japan)	13,162
202	Syngenta AG (Switzerland)	57,046
1,000	Taiyo Nippon Sanso Corp. (Japan)	10,643
2,000	Teijin Ltd. (Japan)	6,462
1,000	Tokuyama Corp. (Japan)	5,592
3,000	Toray Industries, Inc. (Japan)	16,322
1,000	Tosoh Corp. (Japan)	2,762
3,000	UBE Industries Ltd. (Japan)	8,208
233	Umicore (Belgium)	7,773
32	Wacker Chemie AG (Germany)	5,547
3,400	WR Grace & Co.(b)	86,190
387	Yara International ASA (Norway)	17,529

		4,043,630
Commercial Banks 2.0%
1,000	77 Bank Ltd. (The) (Japan)	5,320
810	Alpha Bank A.E. (Greece)(b)	9,452
2,000	Aozora Bank Ltd. (Japan)	2,126
5,163	Australia & New Zealand Banking Group Ltd. (Australia)	105,214
1,320	Banca Carige SpA (Italy)	3,524
4,486	Banca Monte DEI Paschi DI Siena SpA (Italy)	7,842
805	Banca Popolare Di Milano Scarl (Italy)	5,719
7,517	Banco Bilbao Vizcaya Argentaria SA (Spain)	136,997
4,793	Banco Comercial Portugues SA (Portugal)(Class R Stock)	5,776
2,050	Banco de Sabadell SA (Spain)	11,387
435	Banco de Valencia SA (Spain)	3,307

COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
1,072	Banco Espirito Santo SA (Portugal)	6,982
1,308	Banco Popolare SC (Italy)(b)	9,798
1,788	Banco Popular Espanol SA (Spain)	13,134
17,209	Banco Santander Central Hispano SA (Spain)	284,373
1,159	Bank of Cyprus Public Co. Ltd. (Cyprus)	8,115
3,000	Bank of East Asia Ltd. (Hong Kong)	11,786
1,000	Bank of Kyoto Ltd. (The) (Japan)	8,083
3,000	Bank of Yokohama Ltd. (The) (Japan)	13,678
580	Bankinter SA (Spain)	5,975
23,233	Barclays (United Kingdom)	102,375
710	Bendigo And Adelaide Bank Ltd. (Australia)	6,232
1,955	BNP Paribas (France)	155,067
9,500	BOC Hong Kong Holdings Ltd. (Hong Kong)	21,343
300	Bryn Mawr Bank Corp.	4,527
900	Camden National Corp.	29,430
600	Cardinal Financial Corp.	5,244
2,000	Chiba Bank Ltd. (The) (Japan)	11,962
2,000	Chuo Mitsui Trust Holdings, Inc. (Japan)	6,737
2,000	City Holding Co.	64,660
1,447	Commerzbank AG (Germany)(b)	12,175
3,194	Commonwealth Bank of Australia (Australia)	155,937
3,100	Community Bank System, Inc.	59,861
1,400	Community Trust Bancorp, Inc.	34,230
2,059	Credit Agricole SA (France)	36,135
2,100	CVB Financial Corp.	18,144
981	Danske Bank A/S (Denmark)(b)	22,023
4,000	DBS Group Holdings Ltd. (Singapore)	43,484
129	Deutsche Postbank AG (Germany)(b)	4,210
1,080	Dexia SA (Belgium)(b)	6,798
1,982	DnB NOR ASA (Norway)(b)	21,397
1,800	East West Bancorp, Inc.	28,440
660	EFG Eurobank Ergasias SA (Greece)(b)	7,376
420	Erste Group Bank AG (Austria)	15,607
200	Financial Institutions, Inc.	2,356
3,700	First Bancorp, Inc.	8,510
500	First Bancorp, Inc./Maine	7,710
1,200	First Bancorp, Inc./Troy, North Carolina	16,764
5,200	First Commonwealth Financial Corp.	24,180
5,300	First Community Bancshares, Inc.	63,865
10,500	FNB Corp.	71,295
2,000	Fukuoka Financial Group, Inc. (Japan)	6,970
1,000	Gunma Bank Ltd. (The) (Japan)	5,114
1,000	Hachijuni Bank Ltd. (The) (Japan)	5,836
1,700	Hang Seng Bank Ltd. (Hong Kong)	25,010
1,000	Hiroshima Bank Ltd. (The) (Japan)	3,853

COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
3,000	Hokuhoku Financial Group, Inc. (Japan)	6,134
200	Home Bancorp, Inc.(b)	2,438
35,908	HSBC Holdings PLC (United Kingdom)	409,650
165,300	Huntington Bancshares, Inc.	603,345
4,000	International Bancshares Corp.	75,720
16,278	Intesa SanPaolo SpA (Italy)(b)	73,251
1,904	Intesa SanPaolo SpA-RSP (Italy)	6,379
1,000	Iyo Bank Ltd. (The) (Japan)	8,135
1,000	Joyo Bank Ltd. (The) (Japan)	4,018
329	KBC Groep NV (Belgium)(b)	14,136
28,300	KeyCorp	157,065
79,611	Lloyds TSB Group PLC (United Kingdom)(b)	64,053
2,800	MainSource Financial Group, Inc.	13,384
23,600	Mitsubishi UFJ Financial Group, Inc. (Japan)	116,249
25,600	Mizuho Financial Group, Inc. (Japan)	46,037
3,000	Mizuho Trust & Banking Co. Ltd. (Japan)	2,799
1,000	Nara Bancorp, Inc.(b)	11,340
4,311	National Australia Bank Ltd. (Australia)	105,206
1,280	National Bank of Greece SA (Greece)(b)	32,886
1,781	Natixis (France)(b)	8,893
300	NBT Bancorp, Inc.	6,111
1,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	2,449
6,739	Nordea Bank AB (Sweden)	68,280
900	Oriental Financial Group, Inc.	9,720
5,000	Oversea-Chinese Banking Corp. Ltd. (Singapore)	32,196
700	Peoples Bancorp, Inc.	6,776
618	Piraeus Bank SA (Greece)(b)	7,092
1,300	PNC Financial Services Group, Inc.	68,627
1,400	Prosperity Bancshares, Inc.	56,658
113	Raiffeisen International Bank Holding AG (Austria)	6,313
98,300	Regions Financial Corp.	520,007
300	Renasant Corp.	4,080
1,100	Republic Bancorp, Inc.(Class A Stock)	22,660
1,000	Resona Holdings, Inc. (Japan)	10,160
34,526	Royal Bank of Scotland Group PLC (United Kingdom)(b)	16,027
1,000	Sapporo Hokuyo Holdings, Inc. (Japan)	3,630
1,000	Senshu Ikeda Holdings, Inc. (Japan)(b)	3,651
2,000	Shinsei Bank Ltd. (Japan)(b)	2,179
1,000	Shizuoka Bank Ltd. (The) (Japan)	8,705
3,000	Signature Bank(b)	95,700
1,000	Simmons First National Corp.(Class A Stock)	27,800
3,335	Skandinaviska Enskilda Banken (Sweden)(Class A Stock)(b)	20,617
1,282	Societe Generale (France)	89,073
1,400	Southside Bancshares, Inc.	27,468
4,226	Standard Chartered PLC (United Kingdom)	106,689

COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
400	Suffolk Bancorp	11,880
2,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	57,391
3,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	14,730
700	Sun Bancorp, Inc.(b)	2,625
2,300	SunTrust Banks, Inc.	46,667
19,000	Susquehanna Bancshares, Inc.	111,910
1,055	Svenska Handelsbanken AB (Sweden)(Class A Stock)	30,057
1,037	Swedbank AB (Sweden)(Class A Stock)	10,210
400	Texas Capital Bancshares, Inc.(b)	5,584
11,208	U.S. Bancorp	252,292
29,728	UniCredit SpA (Italy)(b)	99,403
1,274	Unione di Banche Italiane ScpA (Italy)	18,261
3,000	United Overseas Bank Ltd. (Singapore)	41,759
700	Washington Trust Bancorp, Inc.	10,906
14,000	Webster Financial Corp.	166,180
89,241	Wells Fargo & Co.	2,408,615
4,800	WesBanco, Inc.	59,232
6,121	Westpac Banking Corp. (Australia)	138,265
2,100	Wilshire Bancorp, Inc.	17,199
500	Wing Hang Bank Ltd. (Hong Kong)	4,653
2,100	Wintrust Financial Corp.	64,659
7,600	Zions Bancorporation(a)	97,508

		8,427,217
Commercial Services & Supplies 0.3%
4,200	ABM Industries, Inc.	86,772
1,800	ATC Technology Corp.(b)	42,930
5,800	Avery Dennison Corp.	211,642
2,862	Brambles Ltd. (Australia)	17,358
1,000	DAI Nippon Printing Co. Ltd. (Japan)	12,750
5,100	Deluxe Corp.	75,429
4,700	Ennis, Inc.	78,913
2,588	G4s PLC (United Kingdom)	10,848
1,800	Geo Group, Inc. (The)(b)	39,384
1,300	Herman Miller, Inc.	20,774
500	HNI Corp.	13,815
200	Multi-Color Corp.	2,442
5,900	R.R. Donnelley & Sons Co.	131,393
4,700	Rollins, Inc.	90,616
4,400	Schawk, Inc.(Class A Stock)	59,840
400	Secom Co. Ltd. (Japan)	18,999
639	Securitas AB (Sweden)(Class B Stock)	6,258
995	Serco Group PLC (United Kingdom)	8,486
54	Societe BIC SA (France)	3,730
1,500	Sykes Enterprises, Inc.(b)	38,205

COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
1,000	Toppan Printing Co. Ltd. (Japan)	8,142
1,400	United Stationers, Inc.(b)	79,590
3,000	Waste Management, Inc.(a)	101,430

		1,159,746
Communications Equipment 1.3%
9,300	3Com Corp.(b)	69,750
300	ADTRAN, Inc.	6,765
4,733	Alcatel-Lucent (France)(b)	15,937
16,500	ARRIS Group, Inc.(b)	188,595
8,400	Aruba Networks, Inc.(b)	89,544
2,000	Black Box Corp.	56,680
132,166	Cisco Systems, Inc.(b)	3,164,054
2,300	Harris Corp.	109,365
24,800	Juniper Networks, Inc.(a)(b)	661,416
3,300	Loral Space & Communications, Inc.(b)	104,313
2,500	NETGEAR, Inc.(b)	54,225
2,700	Network Equipment Technologies, Inc.(b)	10,935
7,675	Nokia Corp. (Finland)	99,237
2,800	Oplink Communications, Inc.(b)	45,892
1,500	Plantronics, Inc.	38,970
11,500	QUALCOMM, Inc.	531,990
4,500	Riverbed Technology, Inc.(b)	103,365
3,300	Tekelec(b)	50,424
6,094	Telefonaktiebolaget LM Ericsson (Sweden)(Class B Stock)	56,102

		5,457,559
Computers & Peripherals 3.4%
23,300	Apple, Inc.(b)	4,913,038
70,000	EMC Corp.(b)	1,222,900
4,000	Fujitsu Ltd. (Japan)	25,954
42,811	Hewlett-Packard Co.	2,205,194
33,441	International Business Machines Corp.	4,377,427
372	Logitech International SA (Switzerland)(b)	6,452
4,000	NEC Corp. (Japan)(b)	10,340
5,300	Novatel Wireless, Inc.(b)	42,241
1,100	Rimage Corp.(b)	19,074
10,600	Seagate Technology	192,814
300	Seiko Epson Corp. (Japan)	4,848
8,000	Toshiba Corp. (Japan)(b)	44,391
34,900	Western Digital Corp.(b)	1,540,835

		14,605,508
Construction & Engineering 0.1%
322	ACS Actividades de Construccion y Servicios SA (Spain)	16,096

COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
1,394	Balfour Beatty PLC (United Kingdom)	5,801
485	Bouygues SA INH (France)	25,122
866	Cintra Concesiones de Infraestructuras de Transporte SA (Spain)	10,228
2,100	Dycom Industries, Inc.(b)	16,863
83	Eiffage SA (France)	4,678
1,500	EMCOR Group, Inc.(b)	40,350
78	Fomento de Construcciones y Contratas SA (Spain)	3,307
2,700	Great Lakes Dredge & Dock Corp.	17,496
86	Hochtief AG (Germany)	6,510
1,000	JGC Corp. (Japan)	18,427
2,000	Kajima Corp. (Japan)	4,047
114	Koninklijke Boskalis Westminster NV (Netherlands)	4,389
304	Leighton Holdings Ltd. (Australia)	10,305
1,000	Obayashi Corp. (Japan)	3,404
187	Sacyr Vallehermoso SA (Spain)(b)	2,146
1,000	Shimizu Corp. (Japan)	3,592
815	Skanska AB (Sweden)(Class B Stock)	13,829
2,000	Taisei Corp. (Japan)	3,431
888	Vinci SA (France)	49,969

		259,990
Construction Materials
1,211	Boral Ltd. (Australia)	6,428
480	Cimpor Cimentos de Portugal SGPS SA (Portugal)	4,412
1,413	CRH PLC (Ireland)	38,419
1,234	Fletcher Building Ltd. (New Zealand)	7,120
294	Heidelbergcement AG (Germany)	20,133
522	Holcim Ltd. (Switzerland)(b)	40,568
69	Imerys SA (France)	4,131
145	Italcementi SpA (Italy)	1,983
883	James Hardie Industries NV (Netherlands)(b)	6,716
440	Lafarge SA (France)	36,236
2,000	Taiheiyo Cement Corp. (Japan)	2,282
118	Titan Cement Co. SA (Greece)	3,422
200	U.S. Lime & Minerals, Inc.(b)	6,906

		178,756
Consumer Finance 0.8%
100	Acom Co. Ltd. (Japan)	1,522
5,200	Advance America Cash Advance Centers, Inc.	28,912
200	AEON Credit Service Co. Ltd. (Japan)	1,931
31,400	American Express Co.	1,272,328
37,300	Capital One Financial Corp.	1,430,082
400	Credit Saison Co. Ltd. (Japan)	4,480
17,200	First Cash Financial Services, Inc.(a)(b)	381,668

COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
8,000	Nelnet, Inc.(Class A Stock)	137,840
230	ORIX Corp. (Japan)	15,659
1,500	World Acceptance Corp.(b)	53,745

		3,328,167
Containers & Packaging 0.2%
200	AEP Industries, Inc.(b)	7,656
2,485	Amcor Ltd. (Australia)	13,835
4,300	Owens-Illinois, Inc.(b)	141,341
25,200	Pactiv Corp.(b)	608,328
1,790	Rexam PLC (United Kingdom)	8,368
2,400	Rock-Tenn Co.(Class A Stock)	120,984
900	Silgan Holdings, Inc.	52,092
400	Toyo Seikan Kaisha Ltd. (Japan)	6,094

		958,698
Distributors
200	Canon Marketing Japan, Inc. (Japan)	2,947
1,000	Core-Mark Holding Co., Inc.(b)	32,960
4,000	Li & Fung Ltd. (Hong Kong)	16,538

		52,445
Diversified Consumer Services 0.1%
200	Benesse Holdings, Inc. (Japan)	8,362
1,200	Capella Education Co.(b)	90,360
2,000	Coinstar, Inc.(b)	55,560
1,600	Corinthian Colleges, Inc.(b)	22,032
500	DeVry, Inc.	28,365
1,400	Grand Canyon Education, Inc.(b)	26,614
5,900	Stewart Enterprises, Inc.(Class A Stock)	30,385
600	Strayer Education, Inc.	127,494
1,100	Universal Technical Institute, Inc.(b)	22,220

		411,392
Diversified Financial Services 2.6%
350	ASX Ltd. (Australia)	10,912
289,445	Bank of America Corp.	4,359,042
411,300	Citigroup, Inc.	1,361,403
400	CME Group, Inc.(Class A Stock)	134,380
10,200	Compass Diversified Holdings	130,152
1,717	Criteria CaixaCorp SA (Spain)	8,133
398	Deutsche Boerse AG (Germany)	32,913
56	Eurazeo (France)	3,884
147	EXOR SpA (Italy)	2,863
165	Groupe Bruxelles Lambert SA (Belgium)	15,580

COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
2,000	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	35,585
7,592	ING Groep NV (Netherlands)(b)	73,114
930	Investor AB (Sweden)(Class B Stock)	17,226
102,130	JPMorgan Chase & Co.	4,255,757
304	London Stock Exchange Group PLC (United Kingdom)	3,511
1,700	Marketaxess Holdings, Inc.	23,630
9,500	Moody’s Corp.(a)	254,600
6,100	NASDAQ OMX Group, Inc. (The)(b)	120,902
67	Nationale a Portefeuille SA (Belgium)	3,565
282	OKO Bank PLC (Finland)	3,041
55	Pargesa Holding SA (Switzerland)	4,785
4,100	PHH Corp.(b)	66,051
2,000	Singapore Exchange Ltd. (Singapore)	11,776

		10,932,805
Diversified Telecommunication Services 2.0%
143,110	AT&T, Inc.	4,011,373
1,200	Atlantic Tele-Network, Inc.	66,012
311	Belgacom SA (Belgium)	11,290
17,167	BT Group PLC (United Kingdom)(Class A Stock)	37,387
4,183	Cable & Wireless PLC (United Kingdom)	9,516
8,400	CenturyTel, Inc.	304,164
5,918	Deutsche Telekom AG (Germany)	87,238
272	Elisa OYJ (Finland)	6,208
3,921	France Telecom SA (France)	97,979
500	Hellenic Telecommunications Organization SA (Greece)	7,339
300	HickoryTech Corp.	2,649
33	Iliad SA (France)	3,944
500	Inmarsat PLC (United Kingdom)	5,572
3,581	Koninklijke KPN NV (Netherlands)	60,868
1,100	Nippon Telegraph & Telephone Corp. (Japan)	43,453
8,000	PCCW Ltd. (Hong Kong)	1,927
1,190	Portugal Telecom, SGPS SA (Portugal)	14,520
600	Premiere Global Services, Inc.(b)	4,950
17,000	Singapore Telecommunications Ltd. (Singapore)	37,444
700	SureWest Communications(b)	6,972
53	Swisscom AG (Switzerland)	20,241
623	Tele2 AB (Sweden)(Class B Stock)	9,570
3,775	Telecom Corp. of New Zealand Ltd. (New Zealand)	6,782
21,307	Telecom Italia SpA (Italy)	33,238
12,304	Telecom Italia SpA-RSP (Italy)	13,666
8,904	Telefonica SA (Spain)	249,214
657	Telekom Austria AG (Austria)	9,378
1,827	Telenor ASA (Norway)(b)	25,523
4,798	Teliasonera AB (Sweden)	34,678

COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
9,467	Telstra Corp. Ltd. (Australia)	29,105
100,550	Verizon Communications, Inc.	3,331,222

		8,583,422
Electric Utilities 1.0%
52	Acciona SA (Spain)	6,797
18,500	Allegheny Energy, Inc.	434,380
27	BKW FMB Energie AG (Switzerland)	2,104
2,400	Central Vermont Public Service Corp.	49,920
1,000	Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	3,803
1,400	Chubu Electric Power Co., Inc. (Japan)	33,398
700	Chugoku Electric Power Co., Inc. (The) (Japan)	13,369
4,000	CLP Holdings Ltd. (Hong Kong)	27,070
613	Contact Energy Ltd. (New Zealand)(b)	2,729
1,200	DPL, Inc.	33,120
4,007	E.ON AG (Germany)	167,499
491	EDF SA (France)	29,182
16,100	Edison International	559,958
4,034	EDP - Energias de Portugal SA (Portugal)	17,960
1,200	El Paso Electric Co.(b)	24,336
14,141	ENEL SpA (Italy)	81,868
6,600	Exelon Corp.	322,542
962	Fortum OYJ (Finland)	26,098
28,500	FPL Group, Inc.	1,505,370
400	Hokkaido Electric Power Co., Inc. (Japan)	7,256
200	Hokuriku Electric Power Co. (Japan)	4,367
3,000	Hong Kong Electric Holdings Ltd. (Hong Kong)	16,342
7,675	Iberdrola SA (Spain)	73,548
1,900	IDACORP, Inc.	60,705
1,600	Kansai Electric Power Co., Inc. (The) (Japan)	36,106
800	Kyushu Electric Power Co., Inc. (Japan)	16,478
38,500	NV Energy, Inc.	476,630
2,600	PNM Resources, Inc.	32,890
237	Public Power Corp. SA (Greece)(b)	4,395
221	Red Electrica Corp. SA (Spain)	12,332
1,935	Scottish & Southern Energy PLC (United Kingdom)	36,219
300	Shikoku Electric Power Co. (Japan)	7,751
2,706	SP AusNet (Australia)(Class Miscellaneous Stock)	2,221
2,656	Terna Rete Elettrica Nazionale SpA (Italy)	11,422
900	Tohoku Electric Power Co., Inc. (Japan)	17,836
2,600	Tokyo Electric Power Co., Inc. (The) (Japan)	65,256
157	Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Austria)(Class A Stock)	6,657

		4,229,914

COMMON STOCKS (Continued)
Electrical Equipment 0.5%
4,506	ABB Ltd. (Switzerland)	86,828
700	Acuity Brands, Inc.	24,948
433	Alstom SA (France)	30,282
3,100	AO Smith Corp.	134,509
2,800	AZZ, Inc.(b)	91,560
1,000	Brady Corp.(Class A Stock)	30,010
23,300	Emerson Electric Co.	992,580
2,000	Enersys(b)	43,740
1,100	Franklin Electric Co., Inc.	31,988
2,000	Fuji Electric Holdings Co. Ltd. (Japan)	3,459
1,000	Furukawa Electric Co. Ltd. (Japan)	4,176
373	Gamesa Corp. Tecnologica SA (Spain)	6,284
3,600	GrafTech International Ltd.(b)	55,980
1,000	GS Yuasa Corp. (Japan)	7,393
8,000	Hubbell, Inc.(Class B Stock)	378,400
215	Legrand SA (France)	5,984
700	LSI Industries, Inc.	5,516
4,000	Mitsubishi Electric Corp. (Japan)(b)	29,715
1,000	Panasonic Electric Works Co. Ltd. (Japan)	12,116
1,100	Powell Industries, Inc.(b)	34,683
203	Prysmian SpA (Italy)	3,543
400	Regal-Beloit Corp.	20,776
479	Renewable Energy Corp. ASA (Norway)(b)	3,698
491	Schneider Electric SA (France)	57,090
171	Solarworld AG (Germany)	3,753
1,600	Sumitomo Electric Industries Ltd. (Japan)	19,929
300	Ushio, Inc. (Japan)	5,003
416	Vestas Wind Systems A/S (Denmark)(b)	25,327
1,500	Vicor Corp.(b)	13,950

		2,163,220
Electronic Equipment & Instruments 0.6%
2,300	Avnet, Inc.(b)	69,368
500	Benchmark Electronics, Inc.(b)	9,455
15,000	Brightpoint, Inc.(b)	110,250
2,700	Checkpoint Systems, Inc.(b)	41,175
600	Citizen Holdings Co. Ltd. (Japan)	3,467
62,200	Corning, Inc.	1,201,082
4,400	CTS Corp.	42,328
400	DTS, Inc.(b)	13,684
1,500	Electro Rent Corp.	17,310
4,000	Foxconn International Holdings Ltd. (China)(b)	4,605
1,100	Fujifilm Holdings Corp. (Japan)	33,221
100	Hirose Electric Co. Ltd. (Japan)	10,485
100	Hitachi High-Technologies Corp. (Japan)	1,984

COMMON STOCKS (Continued)
Electronic Equipment & Instruments (cont’d.)
8,000	Hitachi Ltd. (Japan)(b)	24,593
900	Hoya Corp. (Japan)	24,014
300	Ibiden Co. Ltd. (Japan)	10,759
1,500	Insight Enterprises, Inc.(b)	17,130
23,700	Jabil Circuit, Inc.	411,669
100	Keyence Corp. (Japan)	20,754
300	Kyocera Corp. (Japan)	26,421
100	Mabuchi Motor Co. Ltd. (Japan)	4,956
4,200	Mercury Computer Systems, Inc.(b)	46,242
3,500	Methode Electronics, Inc.	30,380
200	Mitsumi Electric Co. Ltd. (Japan)	3,533
400	Murata Manufacturing Co. Ltd. (Japan)	19,963
300	Nidec Corp. (Japan)	27,727
1,000	Nippon Electric Glass Co. Ltd. (Japan)	13,764
500	Omron Corp. (Japan)	8,992
900	Park Electrochemical Corp.	24,876
2,300	Rogers Corp.(b)	69,713
400	ScanSource, Inc.(b)	10,680
1,000	Shimadzu Corp. (Japan)	6,661
1,400	SYNNEX Corp.(b)	42,924
200	TDK Corp. (Japan)	12,222
5,800	Technitrol, Inc.	25,404
1,000	Yaskawa Electric Corp. (Japan)	8,331
500	Yokogawa Electric Corp. (Japan)	4,416

		2,454,538
Energy Equipment & Services 0.8%
679	AMEC PLC (United Kingdom)	8,651
1,600	Bristow Group, Inc.(b)	61,520
8,000	Cal Dive International, Inc.(b)	60,480
600	Carbo Ceramics, Inc.	40,902
293	CIE Generale de Geophysique-Veritas (France)(b)	6,228
7,400	Ensco International PLC (United Kingdom), ADR	295,556
19,300	FMC Technologies, Inc.(b)	1,116,312
133	Fugro NV (Netherlands)	7,639
9,400	Global Industries Ltd.(b)	67,022
25,300	Helix Energy Solutions Group, Inc.(b)	297,275
423	Petrofac Ltd. (United Kingdom)	7,081
541	Saipem SpA (Italy)	18,670
306	SBM Offshore N.V. (Netherlands)	6,004
18,900	Schlumberger Ltd.	1,230,201
570	Seadrill Ltd. (Norway)	14,503
212	Technip SA (France)	14,916
1,039	Tenaris SA (Italy)	22,391

COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
335	WorleyParsons Ltd. (Australia)	8,698

		3,284,049
Food & Staples Retailing 1.2%
1,300	AEON Co. Ltd. (Japan)	10,552
1,600	Andersons, Inc. (The)	41,312
1,295	Carrefour SA (France)	62,117
4,300	Casey’s General Stores, Inc.	137,256
113	Casino Guichard Perrachon SA (France)	10,068
31	Colruyt SA (Belgium)	7,479
10,100	Costco Wholesale Corp.	597,617
226	Delhaize Group SA (Belgium)	17,289
100	FamilyMart Co. Ltd. (Japan)	2,952
2,424	J Sainsbury PLC (United Kingdom)	12,639
450	Jeronimo Martins SGPS SA (Portugal)	4,500
135	Kesko OYJ (Finland)(Class B Stock)	4,458
2,434	Koninklijke Ahold N.V. (Netherlands)	32,247
100	Lawson, Inc. (Japan)	4,417
1,562	Metcash Ltd. (Australia)	6,263
232	Metro AG (Germany)	14,279
2,000	Olam International Ltd. (Singapore)	3,758
2,000	Pantry, Inc. (The)(b)	27,180
1,600	Seven & I Holdings Co. Ltd. (Japan)	32,670
16,300	SUPERVALU, Inc.	207,173
16,711	Tesco PLC (United Kingdom)	115,285
57,700	Wal-Mart Stores, Inc.	3,084,065
6,300	Weis Markets, Inc.	229,068
2,114	Wesfarmers Ltd. (Australia)	59,096
310	Wesfarmers Ltd. (Australia)	8,656
5,600	Whole Foods Market, Inc.(a)(b)	153,720
4,600	WM Morrison Supermarkets PLC (United Kingdom)	20,523
2,620	Woolworths Ltd. (Australia)	65,712

		4,972,351
Food Products 1.4%
1,000	Ajinomoto Co., Inc. (Japan)	9,412
2,200	American Italian Pasta Co.(Class A Stock)(b)	76,538
41,200	Archer-Daniels-Midland Co.	1,289,972
166	Aryzta AG (Switzerland)	6,182
727	Associated British Foods PLC (United Kingdom)	9,638
2,700	B&G Foods, Inc.(Class A Stock)	24,786
2,898	Cadbury PLC (United Kingdom)	37,261
4,900	Chiquita Brands International, Inc.(b)	88,396
2,900	Darling International, Inc.(b)	24,302
17,700	Dean Foods Co.(a)(b)	319,308

COMMON STOCKS (Continued)
Food Products (cont’d.)
1,000	Fresh Del Monte Produce, Inc.(b)	22,100
5,300	General Mills, Inc.	375,293
14,000	Golden Agri-Resources Ltd. (Singapore)(b)	5,045
2,628	Goodman Fielder Ltd. (Australia)	3,827
1,146	Groupe Danone SA (France)	70,252
6,100	Kellogg Co.	324,520
286	Kerry Group PLC (Ireland)(Class A Stock)	8,411
57,600	Kraft Foods, Inc.(Class A Stock)	1,565,568
2,300	Lancaster Colony Corp.	114,310
2	Lindt & Spruengli AG (Switzerland)	4,294
100	Meiji Holdings Co. Ltd. (Japan)(b)	3,779
7,207	Nestle SA (Switzerland)	349,782
500	Nisshin Seifun Group, Inc. (Japan)	6,757
200	Nissin Foods Holdings Co. Ltd. (Japan)	6,533
3,477	Parmalat SpA (Italy)	9,721
9,000	Sanderson Farms, Inc.	379,440
135	Suedzucker AG (Germany)	2,815
43,600	Tyson Foods, Inc.(Class A Stock)	534,972
3,401	Unilever NV (Netherlands)	110,691
2,769	Unilever PLC (United Kingdom)	88,761
3,000	Wilmar International Ltd. (Singapore)	13,641
200	Yakult Honsha Co. Ltd. (Japan)	6,055

		5,892,362
Gas Utilities 0.1%
800	Chesapeake Utilities Corp.	25,640
366	Enagas (Spain)	8,114
457	Gas Natural SDG SA (Spain)	9,851
9,000	Hong Kong & China Gas Co. Ltd. (Hong Kong)	22,573
800	New Jersey Resources Corp.	29,920
600	Nicor, Inc.	25,260
5,000	Osaka Gas Co. Ltd. (Japan)	16,852
300	Piedmont Natural Gas Co., Inc.	8,025
3,063	Snam Rete Gas SpA (Italy)	15,211
2,000	Southwest Gas Corp.	57,060
1,000	Toho Gas Co. Ltd. (Japan)	5,313
5,000	Tokyo Gas Co. Ltd. (Japan)	19,958
6,000	UGI Corp.	145,140
2,900	WGL Holdings, Inc.	97,266

		486,183
Healthcare Equipment & Supplies 1.4%
1,100	Abaxis, Inc.(b)	28,105
32,500	American Medical Systems Holdings, Inc.(a)(b)	626,925
200	Atrion Corp.	31,144

COMMON STOCKS (Continued)
Healthcare Equipment & Supplies (cont’d.)
9,200	Baxter International, Inc.	539,856
28	BioMerieux (France)	3,271
400	Cantel Medical Corp.(b)	8,072
24,800	Carefusion Corp.(b)	620,248
409	CIE Generale D’optique Essilor International SA (France)	24,463
114	Cochlear Ltd. (Australia)	7,040
46	Coloplast A/S (Denmark)(Class B Stock)	4,160
2,700	Conceptus, Inc.(b)	50,652
1,700	DexCom, Inc.(b)	13,736
3,600	Ev3, Inc.(b)	48,024
58	Fresenius Se (Germany)	3,618
409	Getinge AB (Sweden)(Class B Stock)	7,817
1,100	Haemonetics Corp.(b)	60,665
9,300	Hospira, Inc.(b)	474,300
4,600	Intuitive Surgical, Inc.(b)	1,395,272
4,200	Invacare Corp.	104,748
2,400	Medical Action Industries, Inc.(b)	38,544
31,600	Medtronic, Inc.	1,389,768
9,200	Meridian Bioscience, Inc.	198,260
600	Neogen Corp.(b)	14,166
254	Nobel Biocare Holding AG (Switzerland)	8,513
300	Olympus Corp. (Japan)	9,672
1,100	Orthofix International NV (Netherlands)(b)	34,067
4,500	Quidel Corp.(b)	62,010
3,300	Sirona Dental Systems, Inc.(b)	104,742
1,805	Smith & Nephew PLC (United Kingdom)	18,567
95	Sonova Holding AG (Switzerland)	11,509
3,300	Steris Corp.	92,301
16	Straumann Holding AG (Switzerland)	4,494
133	Synthes, Inc. (Switzerland)	17,435
400	Terumo Corp. (Japan)	24,108
900	Thoratec Corp.(b)	24,228
1,100	West Pharmaceutical Services, Inc.	43,120
48	William Demant Holding (Denmark)(b)	3,608
200	Young Innovations, Inc.	4,956

		6,156,184
Healthcare Providers & Services 1.2%
100	Alfresa Holdings Corp. (Japan)	3,976
1,000	Allied Healthcare International, Inc.(b)	2,910
1,800	America Service Group, Inc.	28,566
4,800	American Dental Partners, Inc.(b)	61,920
2,200	AmSurg Corp.(Class A Stock)(b)	48,444
2,400	Bio-Reference Labs, Inc.(b)	94,056
174	Celesio AG (Germany)	4,431

COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
900	Centene Corp.(b)	19,053
200	Chemed Corp.	9,594
390	Fresenius Medical Care AG & Co. KGAA (Germany)	20,733
9,500	HealthSouth Corp.(b)	178,315
3,000	HealthSpring, Inc.(b)	52,830
200	Inventiv Health, Inc.(b)	3,234
2,500	IPC The Hospitalist Co., Inc.(b)	83,125
1,100	Lincare Holdings, Inc.(b)	40,832
2,100	Magellan Health Services, Inc.(b)	85,533
20,200	Medco Health Solutions, Inc.(b)	1,290,982
300	Medipal Holdings Corp. (Japan)	3,718
1,100	Molina Healthcare, Inc.(b)	25,157
200	MWI Veterinary Supply, Inc.(b)	7,540
2,000	Owens & Minor, Inc.	85,860
800	PSS World Medical, Inc.(b)	18,056
2,200	Psychiatric Solutions, Inc.(b)	46,508
14,600	Quest Diagnostics, Inc.	881,548
100	RehabCare Group, Inc.(b)	3,043
745	Sonic Healthcare Ltd. (Australia)	10,260
100	Suzuken Co. Ltd. (Japan)	3,289
3,700	Triple-S Management Corp. (Puerto Rico)(Class B Stock)(b)	65,120
12,200	UnitedHealth Group, Inc.	371,856
1,200	US Physical Therapy, Inc.(b)	20,316
29,700	WellPoint, Inc.(b)	1,731,213

		5,302,018
Healthcare Technology
2,900	AMICAS, Inc.(b)	15,776
500	MedAssets, Inc.(b)	10,605
3,700	Medidata Solutions, Inc.(b)	57,720

		84,101
Hotels, Restaurants & Leisure 0.6%
232	Accor SA (France)	12,695
795	Aristocrat Leisure Ltd. (Australia)	2,848
208	Autogrill SpA (Italy)(b)	2,622
900	Bally Technologies, Inc.(b)	37,161
2,100	Bob Evans Farms, Inc.	60,795
331	Carnival PLC (United Kingdom)(b)	11,277
3,800	Cheesecake Factory, Inc. (The)(b)	82,042
3,992	Compass Group PLC (United Kingdom)	28,569
1,000	Crown Ltd. (Australia)	7,155
1,000	Denny’s Corp.(b)	2,190
9,600	Genting Singapore PLC (Hong Kong)(b)	8,844
525	Intercontinental Hotels Group PLC (United Kingdom)	7,543

COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
20,968	McDonald’s Corp.	1,309,242
511	OPAP SA (Greece)	11,227
100	Oriental Land Co. Ltd. (Japan)	6,580
1,800	Papa John’s International, Inc.(b)	42,048
1,500	PF Chang’s China Bistro, Inc.(b)	56,865
800	Sands China Ltd. (Hong Kong)(b)	976
2,000	Shangri-La Asia Ltd. (Bermuda)	3,747
1,174	Sky City Entertainment Group Ltd. (New Zealand)	2,804
192	Sodexo (France)	10,925
1,233	Tabcorp Holdings Ltd. (Australia)	7,650
2,464	Tatts Group Ltd. (Australia)	5,375
8,400	Texas Roadhouse, Inc.(Class A Stock)(b)	94,332
876	Thomas Cook Group PLC (United Kingdom)	3,236
283	TUI AG (Germany)(b)	2,374
1,141	TUI Travel PLC (United Kingdom)	4,676
358	Whitbread PLC (United Kingdom)	8,124
24,200	Yum! Brands, Inc.	846,274

		2,680,196
Household Durables 0.5%
3,400	American Greetings Corp.(Class A Stock)	74,086
500	Casio Computer Co. Ltd. (Japan)	4,003
489	Electrolux AB (Sweden)(b)	11,491
900	Helen of Troy Ltd. (Bermuda)(b)	22,014
832	Husqvarna AB (Sweden)(Class B Stock)(b)	6,104
29,900	Leggett & Platt, Inc.	609,960
200	Makita Corp. (Japan)	6,870
4,000	Matsushita Electric Industrial Co. Ltd. (Japan)	57,586
49,600	Newell Rubbermaid, Inc.	744,496
100	Rinnai Corp. (Japan)	4,832
4,000	Sanyo Electric Co. Ltd. (Japan)(b)	7,388
1,000	Sekisui Chemical Co. Ltd. (Japan)	6,221
1,000	Sekisui House Ltd. (Japan)	9,078
2,000	Sharp Corp. (Japan)	25,257
2,200	Sony Corp. (Japan)	63,958
6,800	Tempur-Pedic International, Inc.(b)	160,684
2,600	Tupperware Brands Corp.	121,082
1,800	Universal Electronics, Inc.(b)	41,796
900	Whirlpool Corp.	72,594

		2,049,500
Household Products 1.3%
4,367	Colgate-Palmolive Co.	358,749
265	Henkel AG & Co. KGAA (Germany)	11,815
1,000	KAO Corp. (Japan)	23,437

COMMON STOCKS (Continued)
Household Products (cont’d.)
13,300	Kimberly-Clark Corp.	847,343
69,475	Procter & Gamble Co. (The)	4,212,269
1,266	Reckitt Benckiser Group PLC (United Kingdom)	68,528
100	Unicharm Corp. (Japan)	9,375

		5,531,516
Independent Power Producers & Energy Traders 0.2%
19,700	Constellation Energy Group, Inc.	692,849
745	Drax Group PLC (United Kingdom)	4,967
359	EDP Renovaveis SA (Spain)(b)	3,404
300	Electric Power Development Co. Ltd. (Japan)	8,530
1,725	Iberdrola Renovables SA (Spain)	8,214
3,106	International Power PLC (United Kingdom)	15,477
10,400	Mirant Corp.(b)	158,808

		892,249
Industrial Conglomerates 1.2%
22,800	3M Co.	1,884,876
2,495	CSR Ltd. (Australia)	4,018
2,000	Fraser And Neave Ltd. (Singapore)	5,945
172,350	General Electric Co.	2,607,656
2,000	Hankyu Hanshin Holdings, Inc. (Japan)	8,920
4,000	Hutchison Whampoa Ltd. (Hong Kong)	27,367
3,000	Keppel Corp. Ltd. (Singapore)	17,475
2,044	Koninklijke Philips Electronics NV (Netherlands)	60,419
2,000	NWS Holdings Ltd. (Hong Kong)	3,671
1,576	Orkla ASA (Norway)	15,462
1,100	Raven Industries, Inc.	34,947
2,000	SembCorp Industries Ltd. (Singapore)	5,226
1,710	Siemens AG (Germany)	157,319
794	Smiths Group PLC (United Kingdom)	12,944
1,799	Tomkins PLC (United Kingdom)	5,590
4,200	Tredegar Corp.	66,444

		4,918,279
Insurance 1.5%
380	Admiral Group PLC (United Kingdom)	7,266
3,190	AEGON NV (Netherlands)(b)	20,427
12,000	Aflac, Inc.	555,000
1,000	AIOI Insurance Co. Ltd. (Japan)	4,793
960	Allianz SE (Germany)	119,657
2,400	Allied World Assurance Co. Holdings Ltd. (Bermuda)	110,568
3,500	Allstate Corp. (The)	105,140
8,300	American Equity Investment Life Holding Co.	61,752
800	American Physicians Capital, Inc.	24,256

COMMON STOCKS (Continued)
Insurance (cont’d.)
200	American Physicians Service Group, Inc.	4,614
800	Amerisafe, Inc.(b)	14,376
4,380	AMP Ltd. (Australia)	26,457
2,200	Amtrust Financial Services, Inc.	26,004
5,200	Argo Group International Holdings Ltd. (Bermuda)(b)	151,528
2,444	Assicurazioni Generali SpA (Italy)	65,842
5,784	Aviva PLC (United Kingdom)	36,793
2,078	AXA Asia Pacific Holdings Ltd. (Australia)	12,150
3,651	AXA SA (France)	85,722
102	Baloise Holding AG (Switzerland)	8,469
14,700	Chubb Corp.	722,946
300	CNA Surety Corp.(b)	4,467
76	CNP Assurances (France)	7,359
10,500	Conseco, Inc.(b)	52,500
1,462	Corporacion Mapfree (Spain)	6,140
400	Delphi Financial Group, Inc.(Class A Stock)	8,948
2,900	Ehealth, Inc.(b)	47,647
10,100	Endurance Specialty Holdings Ltd.	376,023
400	First Mercury Financial Corp.	5,484
5,600	Flagstone Reinsurance Holdings Ltd. (Bermuda)	61,264
127	Fondiaria-SAI SpA (Italy)	2,019
4,910	Fortis Group (Belgium)(b)	18,175
600	Greenlight Capital RE Ltd. (Cayman Islands)(Class A Stock)(b)	14,142
300	Hallmark Financial Services(b)	2,388
123	Hannover Rueckversicherung AG (Germany)(b)	5,768
1,900	Hilltop Holdings, Inc.(b)	22,116
4,324	Insurance Australia Group Ltd. (Australia)	15,530
500	Kansas City Life Insurance Co.	14,875
11,968	Legal & General Group PLC (United Kingdom)	15,396
21,300	Lincoln National Corp.	529,944
447	Mediolanum SpA (Italy)	2,792
29,000	MetLife, Inc.	1,025,150
1,000	Mitsui Sumitomo Insurance Group Holdings, Inc. (Japan)	25,541
3,700	Montpelier RE Holdings Ltd.	64,084
410	Muenchener Rueckversicherungs AG (Germany)	63,979
300	National Interstate Corp.	5,088
1,000	Nipponkoa Insurance Co. Ltd. (Japan)	5,693
600	NYMAGIC, Inc.	9,954
11,601	Old Mutual PLC (United Kingdom)(b)	20,316
2,800	PartnerRe Ltd.	209,048
10,300	Phoenix Cos., Inc. (The)(b)	28,634
3,400	Platinum Underwriters Holdings Ltd.	130,186
700	PMA Capital Corp.(Class A Stock)(b)	4,410
5,100	Principal Financial Group, Inc.	122,604
5,300	Prudential PLC (United Kingdom)	54,252

COMMON STOCKS (Continued)
Insurance (cont’d.)
2,114	QBE Insurance Group Ltd. (Australia)	48,242
1,400	Reinsurance Group of America, Inc.(Class A Stock)	66,710
4,273	Resolution Ltd. (Unknown)(b)	6,173
6,806	RSA Insurance Group PLC (United Kingdom)	13,223
917	Sampo OYJ (Finland)(Class A Stock)	22,338
338	SCOR SE (France)	8,491
2,000	Sompo Japan Insurance, Inc. (Japan)	12,895
2	Sony Financial Holdings, Inc. (Japan)	5,205
4,518	Standard Life PLC (United Kingdom)	15,693
400	Stewart Information Services Corp.	4,512
2,755	Suncorp-Metway Ltd. (Australia)	21,329
61	Swiss Life Holding AG (Switzerland)	7,761
737	Swiss Reinsurance (Switzerland)	35,306
500	T&D Holdings, Inc. (Japan)	10,283
1,500	Tokio Marine Holdings, Inc. (Japan)	40,934
29	Topdanmark A/S (Denmark)(b)	3,905
10,200	Travelers Cos., Inc. (The)	508,572
49	TrygVesta AS (Denmark)	3,221
1,511	Unipol SpA (Italy)(b)	2,067
900	United America Indemnity Ltd. (Class A Stock)(b)	7,128
16,800	Unum Group	327,936
78	Vienna Insurance Group (Austria)	4,004
3,000	XL Capital Ltd.(Class A Stock)	54,990
317	Zurich Financial Services AG (Switzerland)	69,304

		6,445,898
Internet & Catalog Retail
600	Amazon.com, Inc.(b)	80,712
400	Blue Nile, Inc.(b)	25,332
1,792	Home Retail Group PLC (United Kingdom)	8,128
200	HSN, Inc.(b)	4,038
200	NutriSystem, Inc.	6,234
3,200	Overstock.com, Inc.(b)	43,392
500	PetMed Express, Inc.	8,815
15	Rakuten, Inc. (Japan)	11,420

		188,071
Internet Software & Services 1.0%
9,000	Art Technology Group, Inc.(b)	40,590
1,500	Constant Contact, Inc.(b)	24,000
3,600	DealerTrack Holdings, Inc.(b)	67,644
12,300	EarthLink, Inc.	102,213
5,700	Google, Inc.(Class A Stock)(b)	3,533,886
2,700	IAC/InterActiveCorp(b)	55,296
10,400	j2 Global Communications, Inc.(b)	211,640

COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
5,200	Keynote Systems, Inc.	56,732
1,900	Travelzoo, Inc.(b)	23,351
257	United Internet AG (Germany)(b)	3,369
2,000	United Online, Inc.	14,380
30	Yahoo! Japan Corp. (Japan)	9,020

		4,142,121
IT Services 0.8%
93	ATOS Origin SA (France)(b)	4,261
500	CACI International, Inc.(Class A Stock)(b)	24,425
298	Capital Gemini SA (France)	13,595
908	Computershare Ltd. (Australia)	9,290
9,800	Convergys Corp.(b)	105,350
1,800	CSG Systems International, Inc.(b)	34,362
200	CyberSource Corp.(b)	4,022
3,500	DST Systems, Inc.(b)	152,425
1,600	Euronet Worldwide, Inc.(b)	35,120
14,300	Fidelity National Information Services, Inc.	335,192
6,900	Fiserv, Inc.(b)	334,512
3,600	iGATE Corp.	36,000
201	Indra Sistemas SA (Spain)	4,758
9,900	InfoGroup, Inc.(b)	79,398
100	ITOCHU Techno-Solutions Corp. (Japan)	2,685
3,500	Lionbridge Technologies, Inc.(b)	8,050
400	ManTech International Corp.(Class A Stock)(b)	19,312
2,000	MasterCard, Inc.(Class A Stock)(a)	511,960
1,500	NCI, Inc.(Class A Stock)(b)	41,475
300	Nomura Research Institute Ltd. (Japan)	5,900
3	NTT Data Corp. (Japan)	9,303
20	OBIC Co. Ltd. (Japan)	3,265
3,500	Online Resources Corp.(b)	18,410
1,200	RightNow Technologies, Inc.(b)	20,844
1,400	StarTek, Inc.(b)	10,472
2,900	Syntel, Inc.	110,287
4,400	Teletech Holdings, Inc.(b)	88,132
1,900	VeriFone Holdings, Inc.(b)	31,122
600	Virtusa Corp.(b)	5,436
1,000	Visa, Inc.(Class A Stock)	87,460
58,000	Western Union Co. (The)	1,093,300
1,100	Wright Express Corp.(b)	35,046

		3,275,169
Leisure Equipment & Products 0.1%
400	Namco Bandai Holdings, Inc. (Japan)	3,821
1,000	Nikon Corp. (Japan)	19,747

COMMON STOCKS (Continued)
Leisure Equipment & Products (cont’d.)
100	Sankyo Co. Ltd. (Japan)	5,007
400	Sega Sammy Holdings, Inc. (Japan)	4,787
100	Shimano, Inc. (Japan)	4,037
49,600	Smith & Wesson Holding Corp.(a)(b)	202,864
200	Sport Supply Group, Inc.	2,518
1,800	Sturm, Ruger & Co., Inc.	17,460
400	Yamaha Corp. (Japan)	4,819

		265,060
Life Sciences Tools & Services 0.6%
9,800	Bruker Corp.(b)	118,188
700	Cambrex Corp.(b)	3,906
500	Dionex Corp.(b)	36,935
93	Lonza Group AG (Switzerland)	6,553
6,400	Millipore Corp.(b)	463,040
467	Qiagen NV (Netherlands)(b)	10,510
32,400	Thermo Fisher Scientific, Inc.(b)	1,545,156
4,700	Waters Corp.(a)(b)	291,212

		2,475,500
Machinery 0.8%
4,100	Albany International Corp.(Class A Stock)	92,086
701	ALFA Laval AB (Sweden)	9,694
1,000	Amada Co. Ltd. (Japan)	6,264
1,477	Atlas Copco AB (Sweden)(Class A Stock)	21,712
797	Atlas Copco AB (Sweden)(Class B Stock)	10,392
700	Chart Industries, Inc.(b)	11,585
10,900	Crane Co.	333,758
8,700	Dover Corp.	362,007
400	Fanuc Ltd. (Japan)	37,281
6,500	Federal Signal Corp.	39,130
319	GEA Group AG (Germany)	7,097
1,000	Hino Motors Ltd. (Japan)	3,460
300	Hitachi Construction Machinery Co. Ltd. (Japan)	7,864
3,000	IHI Corp. (Japan)(b)	4,784
20,300	Illinois Tool Works, Inc.	974,197
1,636	Invensys PLC (United Kingdom)	7,870
1,000	Japan Steel Works Ltd. (The) (Japan)	12,751
2,700	John Bean Technologies Corp.	45,927
400	JTEKT Corp. (Japan)	5,145
3,000	Kawasaki Heavy Industries Ltd. (Japan)	7,615
300	Kaydon Corp.	10,728
2,000	Komatsu Ltd. (Japan)	41,868
314	Kone OYJ (Finland)(Class B Stock)	13,456
700	K-Tron International, Inc.(b)	76,118

COMMON STOCKS (Continued)
Machinery (cont’d.)
2,000	Kubota Corp. (Japan)	18,352
200	Kurita Water Industries Ltd. (Japan)	6,283
216	MAN AG (Germany)	16,738
260	Metso OYJ (Finland)	9,146
900	Miller Industries, Inc.(b)	10,215
1,000	Minebea Co. Ltd. (Japan)	5,426
6,000	Mitsubishi Heavy Industries Ltd. (Japan)	21,162
2,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	4,817
800	NACCO Industries, Inc.(Class A Stock)	39,840
1,000	NGK Insulators Ltd. (Japan)	21,869
900	Nordson Corp.	55,062
1,000	NSK Ltd. (Japan)	7,338
1,000	NTN Corp. (Japan)	4,518
15,800	Oshkosh Corp.	585,074
2,190	Sandvik AB (Sweden)	26,372
668	Scania AB (Sweden)(Class B Stock)	8,627
44	Schindler Holding AG (Switzerland)	3,319
99	Schindler Holding AG - Part Certification (Switzerland)	7,580
2,000	SembCorp Marine Ltd. (Singapore)	5,218
792	SKF AB (Sweden)(Class B Stock)	13,657
100	SMC Corp. (Japan)	11,418
1,000	Sumitomo Heavy Industries Ltd. (Japan)(b)	5,063
300	Tecumseh Products Co.(Class A Stock)(b)	3,507
4,400	Tennant Co.	115,236
300	THK Co. Ltd. (Japan)	5,335
2,500	Toro Co.	104,525
600	Trimas Corp.(b)	4,062
119	Vallourec (France)	21,529
899	Volvo AB (Sweden)(Class A Stock)	7,663
2,222	Volvo AB (Sweden)(Class B Stock)	19,058
171	Wartsila OYJ (Finland)	6,854
1,500	Watts Water Technologies, Inc.(Class A Stock)	46,380
272	Zardoya Otis SA (Spain)	5,294

		3,369,326
Marine
1	A.P. Moller - Maersk A/S (Denmark)(Class A Stock)	6,755
3	A.P. Moller - Maersk A/S (Denmark)(Class B Stock)	21,078
1,000	Kawasaki Kisen Kaisha Ltd. (Japan)(b)	2,857
110	Kuehne & Nagel International AG (Switzerland)	10,695
2,000	Mitsui O.S.K. Lines Ltd. (Japan)	10,566
2,000	Neptune Orient Lines Ltd. (Singapore)	2,334
2,000	Nippon Yusen KK (Japan)	6,160

		60,445

COMMON STOCKS (Continued)
Media 1.5%
2,487	British Sky Broadcasting Group PLC (United Kingdom)	22,464
1,600	Carmike Cinemas, Inc.(b)	12,096
93,300	Comcast Corp.(Class A Stock)	1,573,038
300	Dentsu, Inc. (Japan)	6,907
2,900	DIRECTV(Class A Stock)(b)	96,715
202	Eutelsat Communications (France)	6,481
4,322	Fairfax Media Ltd. (Australia)	6,718
1	Fuji Media Holdings, Inc. (Japan)	1,386
90,300	Gannett Co., Inc.	1,340,955
201	Gestevision Telecinco SA (Spain)	2,924
50	Hakuhodo DY Holdings, Inc. (Japan)	2,435
2,700	Harte-Hanks, Inc.	29,106
136	JC Decaux SA (France)(b)	3,301
241	Lagardere SCA (France)	9,757
132	M6-Metropole Television (France)	3,378
1,447	Mediaset SpA (Italy)	11,897
258	PagesJaunes Groupe (France)	2,876
1,757	Pearson PLC (United Kingdom)	25,192
240	Publicis Groupe (France)	9,758
1,478	Reed Elsevier NV (Netherlands)	18,134
2,658	Reed Elsevier PLC (United Kingdom)	21,821
164	Sanoma OYJ (Finland)	3,700
1,700	Scholastic Corp.	50,711
578	SES SA (France)	13,021
3,000	Singapore Press Holdings Ltd. (Singapore)	7,810
240	Societe Television Francaise 1 (France)	4,408
1,000	Television Broadcasts Ltd. (Hong Kong)	4,804
48,766	Time Warner, Inc.	1,421,041
300	Toho Co. Ltd. (Japan)	4,873
25,900	Viacom, Inc.(Class B Stock)(b)	770,007
2,513	Vivendi (France)	74,585
20,275	Walt Disney Co. (The)	653,869
568	Wolters Kluwer NV (Netherlands)	12,422
1,400	World Wrestling Entertainment, Inc.(Class A Stock)	21,462
2,717	WPP PLC (United Kingdom)	26,573

		6,276,625
Metals & Mining 1.1%
286	Acerinox SA (Spain)	5,973
4,982	Alumina Ltd. (Australia)(b)	8,145
2,778	Anglo American PLC (United Kingdom)(b)	120,308
805	Antofagasta PLC (United Kingdom)	12,806
1,792	Arcelormittal (Netherlands)	81,905
7,057	BHP Billiton Ltd. (Australia)	270,047
4,641	Billiton PLC (United Kingdom)	147,955

COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
3,723	BlueScope Steel Ltd. (Australia)	10,258
2,800	Brush Engineered Materials, Inc.(b)	51,912
1,700	Coeur D’alene Mines Corp.(b)	30,702
1,000	Daido Steel Co. Ltd. (Japan)	3,712
1,000	DOWA Holdings Co. Ltd. (Japan)	5,533
11	Eramet Group (France)	3,445
526	Eurasian Natural Resources Corp. (Kazakhstan)	7,705
2,523	Fortescue Metals Group Ltd. (Australia)(b)	9,980
23,200	Freeport-McMoRan Copper & Gold, Inc.(b)	1,862,728
366	Fresnillo PLC (Mexico)	4,649
1,100	JFE Holdings, Inc. (Japan)	43,482
437	Kazakhmys PLC (United Kingdom)(b)	9,253
6,000	Kobe Steel Ltd. (Japan)(b)	10,873
315	Lonmin PLC (United Kingdom)(b)	9,900
200	Maruichi Steel Tube Ltd. (Japan)	3,993
2,000	Mitsubishi Materials Corp. (Japan)(b)	4,892
2,000	Mitsui Mining & Smelting Co. Ltd. (Japan)	5,198
988	Newcrest Mining Ltd. (Australia)	31,295
3,100	Newmont Mining Corp.	146,661
11,000	Nippon Steel Corp. (Japan)	44,572
1,000	Nisshin Steel Co. Ltd. (Japan)	1,768
1,401	Norsk Hydro ASA (Norway)(b)	11,769
12,500	Nucor Corp.	583,125
2,707	OneSteel Ltd. (Australia)	8,131
242	Outokumpu OYJ (Finland)	4,581
6,373	OZ Minerals Ltd. (Australia)(b)	6,793
167	Randgold Resources Ltd. (United Kingdom)	13,298
122	Rautaruukki OYJ Corp. (Finland)	2,822
918	Rio Tinto Ltd. (Australia)	61,281
2,882	Rio Tinto PLC (United Kingdom)	155,618
80	Salzgitter AG (Germany)	7,860
298	Sims Metal Management Ltd. (Australia)	5,839
13,400	Southern Copper Corp.	440,994
369	SSAB AB (Sweden)(Class A Stock)	6,267
170	SSAB Svenskt Stal AB (Sweden)(Class B Stock)	2,633
7,000	Sumitomo Metal Industries Ltd. (Japan)	18,816
1,000	Sumitomo Metal Mining Co. Ltd. (Japan)	14,757
727	ThyssenKrupp AG (Germany)	27,516
200	Tokyo Steel Manufacturing Co. Ltd. (Japan)	2,251
282	Vedanta Resources Ltd. (United Kingdom)	11,795
240	Voestalpine AG (Austria)	8,768
3,500	Worthington Industries, Inc.	45,745
3,992	Xstrata PLC (Switzerland)(b)	71,201

		4,461,510

COMMON STOCKS (Continued)
Multiline Retail 0.7%
7,500	99 Cents Only Stores(b)	98,025
5,100	Big Lots, Inc.(b)	147,798
2,300	Dillard’s, Inc.(Class A Stock)	42,435
1,800	Dollar Tree, Inc.(b)	86,940
500	Fred’s, Inc.(Class A Stock)	5,100
1,085	Harvey Norman Holdings Ltd. (Australia)	4,090
1,000	Isetan Mitsukoshi Holdings Ltd. (Japan)	9,029
1,000	J Front Retailing Co. Ltd. (Japan)	4,416
2,000	Lifestyle International Holdings Ltd. (Hong Kong)	3,718
3,462	Marks & Spencer Group (United Kingdom)	22,368
500	Marui Group Co. Ltd. (Japan)	3,079
402	Next PLC (United Kingdom)	13,441
168	PPR (France)	20,166
1,000	Takashimaya Co. Ltd. (Japan)	6,372
48,100	Target Corp.	2,326,597

		2,793,574
Multi-Utilities 0.6%
2,239	A2A SpA (Italy)	4,697
914	AGL Energy Ltd. (Australia)	11,488
3,400	Ameren Corp.	95,030
1,800	Avista Corp.	38,862
200	Black Hills Corp.	5,326
10,683	Centrica PLC (United Kingdom)	48,389
14,400	Dominion Resources, Inc.	560,448
2,562	GDF SUEZ (France)	110,988
5,112	National Grid PLC (United Kingdom)	55,797
25,600	Public Service Enterprise Group, Inc.	851,200
904	RWE AG (Germany)	88,075
5,500	Sempra Energy	307,890
550	SUEZ Environnement Co. (France)	12,682
21,200	TECO Energy, Inc.	343,864
1,391	United Utilities Group PLC (United Kingdom)	11,119
772	Veolia Environnement (France)	25,448

		2,571,303
Office Electronics 0.1%
2,200	Canon, Inc. (Japan)	93,585
1,000	Konica Minolta Holdings, Inc. (Japan)	10,305
64	Neopost SA (France)	5,282
1,000	Ricoh Co. Ltd. (Japan)	14,329
60,200	Xerox Corp.	509,292

		632,793

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels 5.5%
13,400	Anadarko Petroleum Corp.	836,428
2,400	Apache Corp.	247,608
400	Approach Resources, Inc.(b)	3,088
2,200	Arena Resources, Inc.(b)	94,864
1,186	Arrow Energy Ltd. (Australia)(b)	4,411
2,100	Berry Petroleum Co.(Class A Stock)	61,215
6,865	BG Group PLC (United Kingdom)	123,956
39,400	BP PLC (United Kingdom)	380,453
2,810	Cairn Energy PLC (United Kingdom)(b)	15,043
276	Caltex Australia Ltd. (Australia)(b)	2,296
40,300	Chesapeake Energy Corp.	1,042,964
57,392	Chevron Corp.	4,418,610
45,100	ConocoPhillips	2,303,257
1,600	Contango Oil & Gas Co.(b)	75,216
1,000	Cosmo Oil Co. Ltd. (Japan)	2,101
2,300	CVR Energy, Inc.(b)	15,778
15,300	Devon Energy Corp.	1,124,550
136	Energy Resources of Australia Ltd. (Australia)	2,902
5,435	ENI SpA (Italy)	138,406
104,754	Exxon Mobil Corp.	7,143,175
315	Galp Energia SGPS SA (Portugal)(Class B Stock)	5,441
3,100	Gulfport Energy Corp.(b)	35,495
3,100	Harvest Natural Resources, Inc.(b)	16,399
187	Hellenic Petroleum SA (Greece)	2,094
2	INPEX Holdings, Inc. (Japan)	15,122
3,200	James River Coal Co.(b)	59,296
454	Lundin Petroleum AB (Sweden)(b)	3,582
51,656	Marathon Oil Corp.	1,612,700
6,000	Mongolia Energy Co. Ltd. (Hong Kong)(b)	3,053
9,800	Murphy Oil Corp.	531,160
262	Neste Oil OYJ (Finland)	4,656
2,000	Nippon Mining Holdings, Inc. (Japan)	8,584
3,000	Nippon Oil Corp. (Japan)	13,908
13,400	Occidental Petroleum Corp.	1,090,090
340	OMV AG (Austria)	14,918
1,884	Origin Energy Ltd. (Australia)	28,345
1,146	Paladin Energy Ltd. (Australia)(b)	4,278
600	Penn Virginia Corp.	12,774
1,548	Repsol YPF SA (Spain)	41,540
7,455	Royal Dutch Shell PLC (United Kingdom)(Class A Stock)	225,590
5,668	Royal Dutch Shell PLC (United Kingdom)(Class B Stock)	165,070
1,672	Santos Ltd. (Australia)	21,058
400	Showa Shell Sekiyu KK (Japan)	3,260
38,100	Spectra Energy Corp.	781,431
2,356	StatoilHydro ASA (Norway)	58,758

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
2,900	Stone Energy Corp.(b)	52,345
1,000	TonenGeneral Sekiyu K.K. (Japan)	8,355
4,450	Total SA (France)	285,823
1,637	Tullow Oil PLC (United Kingdom)	34,345
11,900	USEC, Inc.(b)	45,815
13,700	VAALCO Energy, Inc.	62,335
2,100	W&T Offshore, Inc.	24,570
13,400	Western Refining, Inc.(b)	63,114
1,062	Woodside Petroleum Ltd. (Australia)	44,787
3,300	World Fuel Services Corp.	88,407

		23,504,819
Paper & Forest Products
1,000	Clearwater Paper Corp.(b)	54,970
100	Domtar Corp.(b)	5,541
108	Holmen AB (Sweden)(Class B Stock)	2,751
200	Nippon Paper Group, Inc. (Japan)	5,104
2,000	OJI Paper Co. Ltd. (Japan)	8,380
1,188	Stora ENSO OYJ (Finland)(Class R Stock)	8,332
1,160	Svenska Cellulosa AB (Sweden)(Class B Stock)	15,466
1,182	UPM-Kymmene OYJ (Finland)	14,053
4,100	Wausau Paper Corp.	47,560

		162,157
Personal Products 0.2%
13,500	Avon Products, Inc.	425,250
180	Beiersdorf AG (Germany)	11,923
503	L’Oreal SA (France)	56,178
3,000	Nu Skin Enterprises, Inc.(Class A Stock)	80,610
800	Prestige Brands Holdings, Inc.(b)	6,288
2,700	Revlon, Inc.(Class A Stock)(b)	45,927
1,000	Shiseido Co. Ltd. (Japan)	19,219
1,700	USANA Health Sciences, Inc.(b)	54,230

		699,625
Pharmaceuticals 4.0%
18,500	Abbott Laboratories	998,815
20,800	Allergan, Inc.	1,310,608
900	Astellas Pharma, Inc. (Japan)	33,578
3,052	AstraZeneca PLC (United Kingdom)	143,435
100	Auxilium Pharmaceuticals, Inc.(b)	2,998
1,649	Bayer AG (Germany)	132,501
82,800	Bristol-Myers Squibb Co.	2,090,700
500	Chugai Pharmaceutical Co. Ltd. (Japan)	9,346
1,500	Daiichi Sankyo Co. Ltd. (Japan)	31,457

COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
500	Eisai Co. Ltd. (Japan)	18,383
972	Elan Corp. PLC (Ireland)(b)	6,134
44,500	Eli Lilly & Co.	1,589,095
4,500	ENDO Pharmaceuticals Holdings, Inc.(b)	92,295
10,910	GlaxoSmithKline PLC (United Kingdom)	231,356
121	H. Lundbeck A/S (Denmark)	2,186
51	Ipsen SA (France)	2,828
11,400	ISTA Pharmaceuticals, Inc.(b)	51,984
64,000	Johnson & Johnson	4,122,240
1,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	10,575
4,100	Medicis Pharmaceutical Corp.(Class A Stock)	110,905
43,489	Merck & Co., Inc.	1,589,088
132	Merck KGAA (Germany)	12,290
1,000	Mitsubishi Tanabe Pharma Corp. (Japan)	12,478
4,447	Novartis AG (Switzerland)	242,847
936	Novo Nordisk A/S (Denmark)(Class B Stock)	59,756
1,100	Obagi Medical Products, Inc.(b)	13,200
200	ONO Pharmaceutical Co. Ltd. (Japan)	8,586
182	Orion OYJ (Finland)(Class B Stock)	3,925
4,700	Par Pharmaceutical Cos., Inc.(b)	127,182
171,019	Pfizer, Inc.	3,110,836
1,100	POZEN, Inc.(b)	6,589
1,477	Roche Holding AG (Switzerland)	252,586
2,213	Sanofi-aventis (France)	174,036
4,200	Santarus, Inc.(b)	19,404
200	Santen Pharmaceutical Co. Ltd. (Japan)	6,425
900	Shionogi & Co. Ltd. (Japan)	19,513
1,144	Shire Ltd. (Ireland)	22,354
1,600	Takeda Pharmaceutical Co. Ltd. (Japan)	65,922
206	UCB SA (Belgium)	8,598
3,200	Valeant Pharmaceuticals International(a)(b)	101,728

		16,848,762
Professional Services 0.1%
251	Adecco SA (Switzerland)	13,846
100	Bureau Veritas SA (France)	5,213
1,270	Capita Group PLC (The) (United Kingdom)	15,356
2,246	Experian PLC (Ireland)	22,185
3,300	GP Strategies Corp.(b)	24,849
4,200	Kforce, Inc.(b)	52,500
208	Randstad Holding NV (Netherlands)(b)	10,350
10	SGS SA (Switzerland)	13,055
1,200	VSE Corp.	54,096
8,400	Watson Wyatt Worldwide, Inc.(Class A Stock)	399,168

		610,618

COMMON STOCKS (Continued)
Real Estate Investment Trusts 0.8%
1,300	American Capital Agency Corp.	34,502
62,200	Annaly Capital Management, Inc.	1,079,170
14,000	Anworth Mortgage Asset Corp.	98,000
3,000	Ascendas Real Estate Investment Trust (Singapore)	4,709
2,100	BioMed Realty Trust, Inc.	33,138
1,740	British Land Co. PLC (United Kingdom)	13,399
5,000	CapitaMall Trust (Singapore)	6,382
5,600	CapLease, Inc.	24,528
14,000	CBL & Associates Properties, Inc.	135,380
3,523	CFS Retail Property Trust (Australia)	5,999
152,600	Chimera Investment Corp.	592,088
4,100	Colonial Properties Trust	48,093
109	Corio NV (Netherlands)	7,426
10,600	DCT Industrial Trust, Inc.	53,212
6,200	Developers Diversified Realty Corp.	57,412
9,598	Dexus Property Group (Australia)	7,282
400	Equity Lifestyle Properties, Inc.	20,188
4,600	First Potomac Realty Trust	57,822
48	Fonciere des Regions (France)	4,908
300	Franklin Street Properties Corp.	4,383
38	Gecina SA (France)	4,132
200	Getty Realty Corp.	4,706
600	Gladstone Commercial Corp.	8,046
12,202	Goodman Group (Australia)	6,903
17,476	GPT Group (Australia)	9,391
1,420	Hammerson PLC (United Kingdom)	9,665
10	Icade (France)	957
2,000	Invesco Mortgage Capital, Inc.	45,520
1,400	Investors Real Estate Trust	12,600
2	Japan Prime Realty Investment Corp. (Japan)(Class A Stock)	4,156
1	Japan Real Estate Investment Corp. (Japan)(Class A Stock)	7,372
1	Japan Retail Fund Investment Corp. (Japan)(Class A Stock)	4,497
186	Klepierre (France)	7,536
1,544	Land Securities Group PLC (United Kingdom)	16,994
1,038	Liberty International PLC (United Kingdom)	8,581
4,500	Link REIT (The) (Hong Kong)	11,483
1,600	LTC Properties, Inc.	42,800
900	Medical Properties Trust, Inc.	9,000
26,700	MFA Financial, Inc.	196,245
5,155	Mirvac Group (Australia)	7,192
800	Monmouth Real Estate Investment Corp.(Class A Stock)	5,952
800	National Health Investors, Inc.	29,592
2,700	National Retail Properties, Inc.	57,294

COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
1	Nippon Building Fund, Inc. (Japan)(Class A Stock)	7,600
1	Nomura Real Estate Office Fund, Inc. (Japan)(Class A Stock)	5,439
10,300	NorthStar Realty Finance Corp.	35,329
800	OMEGA Healthcare Investors, Inc.	15,560
3,300	Parkway Properties, Inc.	68,706
500	Potlatch Corp.	15,940
500	PS Business Parks, Inc.	25,025
8,600	Ramco-Gershenson Properties Trust	82,044
3,600	Redwood Trust, Inc.	52,056
1,499	Segro PLC (United Kingdom)	8,315
1,400	Starwood Property Trust, Inc.	26,446
5,091	Stockland (Australia)	17,937
173	Unibail-Rodamco (France)	38,004
300	Urstadt Biddle Properties, Inc.(Class A Stock)	4,581
1,600	Walter Investment Management Corp.	22,928
4,304	Westfield Group (Australia)	48,170

		3,272,715
Real Estate Management & Development 0.1%
5,000	CapitaLand Ltd. (Singapore)	14,833
1,000	Capitamalls Asia Ltd. (Singapore)(b)	1,808
3,000	Cheung Kong Holdings Ltd. (Hong Kong)	38,551
1,000	Chinese Estates Holdings Ltd. (Hong Kong)	1,704
1,000	City Developments Ltd. (Singapore)	8,177
200	Daito Trust Construction Co. Ltd. (Japan)	9,470
1,000	Daiwa House Industry Co. Ltd. (Japan)	10,753
2,000	Forestar Group, Inc.(b)	43,960
2,000	Hang Lung Group Ltd. (Hong Kong)	9,891
4,000	Hang Lung Properties Ltd. (Hong Kong)	15,681
2,000	Henderson Land Development Co. Ltd. (Hong Kong)	14,945
2,000	Hopewell Holdings (Hong Kong)	6,448
1,000	Hysan Development Co. Ltd. (Hong Kong)	2,830
200	IMMOEAST AG (Austria)(b)	1,098
1,500	Kerry Properties Ltd. (Bermuda)	7,587
888	Lend Lease Group (Australia)	8,197
2,000	Mitsubishi Estate Co. Ltd. (Japan)	31,932
2,000	Mitsui Fudosan Co. Ltd. (Japan)	33,816
6,000	New World Development Ltd. (Hong Kong)	12,224
2	NTT Urban Development Corp. (Japan)	1,335
4,000	Sino Land Co. Ltd. (Hong Kong)	7,701
1,000	Sumitomo Realty & Development Co. Ltd. (Japan)	18,877
3,000	Sun Hung KAI Properties Ltd. (Hong Kong)	44,607
1,500	Swire Pacific Ltd. (Hong Kong)	18,140
1,000	Tokyo Tatemono Co. Ltd. (Japan)	3,847
1,000	Tokyu Land Corp. (Japan)	3,715

COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
1,000	UOL Group Ltd. (Singapore)	2,882
3,000	Wharf Holdings Ltd. (Hong Kong)	17,217
2,000	Wheelock & Co. Ltd. (Hong Kong)	6,101

		398,327
Road & Rail 0.4%
5,498	Asciano Group (Australia)(b)	8,901
8,700	Avis Budget Group, Inc.(b)	114,144
3	Central Japan Railway Co. (Japan)	20,080
4,000	ComfortDelGro Corp. Ltd. (Singapore)	4,653
5,100	CSX Corp.	247,299
4,000	Dollar Thrifty Automotive Group, Inc.(b)	102,440
427	DSV A/S (Denmark)(b)	7,738
700	East Japan Railway Co. (Japan)	44,297
984	FirstGroup PLC (United Kingdom)	6,731
2,500	Heartland Express, Inc.	38,175
1,000	Keihin Electric Express Railway Co. Ltd. (Japan)	7,362
1,000	KEIO Corp. (Japan)	6,034
1,000	Keisei Electric Railway Co. Ltd. (Japan)	5,470
3,000	Kintetsu Corp. (Japan)	9,944
3,000	MTR Corp. (Hong Kong)	10,335
2,000	Nippon Express Co. Ltd. (Japan)	8,260
1,000	Odakyu Electric Railway Co. Ltd. (Japan)	7,674
14,700	Ryder System, Inc.	605,199
2,000	Tobu Railway Co. Ltd. (Japan)	10,441
2,000	Tokyu Corp. (Japan)	7,964
3,200	Union Pacific Corp.	204,480
600	Werner Enterprises, Inc.	11,874
3	West Japan Railway Co. (Japan)	10,058

		1,499,553
Semiconductors & Semiconductor Equipment 1.9%
6,900	Advanced Analogic Technologies, Inc.(b)	27,186
300	Advantest Corp. (Japan)	7,815
400	Amkor Technology, Inc.(b)	2,864
500	ASM Pacific Technology Ltd. (Hong Kong)	4,728
933	ASML Holding NV (Netherlands)	31,854
3,400	Atheros Communications, Inc.(b)	116,416
16,500	Broadcom Corp.(Class A Stock)(a)(b)	518,925
16,500	Cirrus Logic, Inc.(b)	112,530
4,400	Diodes, Inc.(b)	89,980
3,200	DSP Group, Inc.(b)	18,016
400	Elpida Memory, Inc. (Japan)(b)	6,519
2,211	Infineon Technologies AG (Germany)(b)	12,301
193,400	Intel Corp.	3,945,360

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
4,900	Kopin Corp.(b)	20,482
2,500	Linear Technology Corp.	76,350
14,500	LSI Corp.(b)	87,145
18,800	National Semiconductor Corp.	288,768
1,200	NVE Corp.(b)	49,572
1,500	OmniVision Technologies, Inc.(b)	21,795
500	Power Integrations, Inc.	18,180
17,100	RF Micro Devices, Inc.(b)	81,567
200	ROHM Co. Ltd. (Japan)	13,053
10,900	Semtech Corp.(a)(b)	185,409
200	Shinko Electric Industries Co. Ltd. (Japan)	2,911
1,600	Skyworks Solutions, Inc.(b)	22,704
1,394	STMicroelectronics NV (France)	12,881
200	SUMCO Corp. (Japan)	3,534
800	Techwell, Inc.(b)	10,560
85,700	Texas Instruments, Inc.	2,233,342
400	Tokyo Electron Ltd. (Japan)	25,675
4,900	Volterra Semiconductor Corp.(b)	93,688
10,500	Zoran Corp.(b)	116,025

		8,258,135
Software 2.5%
4,500	Adobe Systems, Inc.(b)	165,510
1,700	American Software, Inc.(Class A Stock)	10,200
9,300	Ariba, Inc.(b)	116,436
448	Autonomy Corp. PLC (United Kingdom)(b)	10,879
800	Blackbaud, Inc.	18,904
18,400	BMC Software, Inc.(b)	737,840
6,100	CA, Inc.	137,006
2,000	Chordiant Software, Inc.(b)	5,500
800	CommVault Systems, Inc.(b)	18,952
132	Dassault Systemes SA (France)	7,517
4,300	Interactive Intelligence, Inc.(b)	79,292
13,200	Intuit, Inc.(b)	405,372
3,900	Jack Henry & Associates, Inc.	90,168
200	Konami Corp. (Japan)	3,571
10,000	Lawson Software, Inc.(b)	66,500
600	Manhattan Associates, Inc.(b)	14,418
25,800	McAfee, Inc.(b)	1,046,706
160,513	Microsoft Corp.	4,894,041
100	MicroStrategy, Inc.(Class A Stock)(b)	9,402
200	Nintendo Co. Ltd. (Japan)	47,767
32,000	Novell, Inc.(b)	132,800
1,200	OPNET Technologies, Inc.	14,628
36,300	Oracle Corp.	890,802

COMMON STOCKS (Continued)
Software (cont’d.)
100	Oracle Corp. (Japan)	4,167
4,000	Pegasystems, Inc.	136,000
5,500	Quest Software, Inc.(b)	101,200
1,400	S1 Corp.(b)	9,128
2,677	Sage Group PLC (The) (United Kingdom)	9,480
1,752	SAP AG (Germany)	83,726
64,000	Symantec Corp.(b)	1,144,960
7,600	Symyx Technologies, Inc.(b)	41,800
6,600	THQ, Inc.(b)	33,264
4,900	TIBCO Software, Inc.(b)	47,187
100	Trend Micro, Inc. (Japan)	3,798

		10,538,921
Specialty Retail 1.3%
2,200	America’s Car-Mart, Inc.(b)	57,926
2,500	AnnTaylor Stores Corp.(b)	34,100
4,100	Asbury Automotive Group, Inc.(b)	47,273
7,800	AutoNation, Inc.(a)(b)	149,370
24,200	Best Buy Co., Inc.	954,932
840	Carphone Warehouse Group PLC (United Kingdom)	2,532
39,100	Chico’s FAS, Inc.(b)	549,355
2,561	Esprit Holdings Ltd. (Hong Kong)	16,991
100	Fast Retailing Co. Ltd. (Japan)	18,794
4,300	Gap, Inc. (The)	90,085
1,000	Group 1 Automotive, Inc.(b)	28,350
1,069	Hennes & Mauritz AB (H&M) (Sweden)(Class B Stock)	59,262
37,300	Home Depot, Inc. (The)	1,079,089
470	Inditex SA (Spain)	29,353
400	J. Crew Group, Inc.(b)	17,896
600	JOS A Bank Clothiers, Inc.(b)	25,314
5,195	Kingfisher PLC (United Kingdom)	19,124
2,500	Kirkland’s, Inc.(b)	43,425
3,700	Lithia Motors, Inc.(Class A Stock)(b)	30,414
300	Men’s Wearhouse, Inc. (The)	6,318
400	Monro Muffler Brake, Inc.	13,376
150	Nitori Co. Ltd. (Japan)	11,165
5,700	Rent-A-Center, Inc.(Class A Stock)(b)	101,004
10,400	Ross Stores, Inc.	444,184
29,700	Sally Beauty Holdings, Inc.(a)(b)	227,205
9,900	Sonic Automotive, Inc.(Class A Stock)(b)	102,861
1,400	Stein Mart, Inc.(b)	14,924
39,000	TJX Cos., Inc.	1,425,450
700	Tractor Supply Co.(b)	37,072
1,500	ULTA Salon, Cosmetics & Fragrance, Inc.(b)	27,240
50	USS Co. Ltd. (Japan)	3,052

COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
200	Yamada Denki Co. Ltd. (Japan)	13,492

		5,680,928
Textiles, Apparel & Luxury Goods 0.7%
395	Adidas AG (Germany)	21,492
398	Billabong International Ltd. (Australia)	3,894
884	Burberry Group PLC (UNITED KINGDOM)	8,491
3,000	Carter’s, Inc.(b)	78,750
130	Christian Dior SA (France)	13,322
51,300	Coach, Inc.	1,873,989
1,066	Compagnie Financiere Richemont SA (Switzerland)	35,846
1,900	FGX International Holdings Ltd.(b)	37,221
4,000	Fossil, Inc.(b)	134,240
108	Hermes International (France)	14,377
2,300	Jones Apparel Group, Inc.	36,938
3,000	Kenneth Cole Productions, Inc.(Class A Stock)(b)	28,950
237	Luxottica Group SpA (Italy)	6,128
515	LVMH, Moet Hennessy Louis Vuitton SA (France)	57,746
3,700	Maidenform Brands, Inc.(b)	61,753
3,000	Oxford Industries, Inc.	62,040
300	Perry Ellis International, Inc.(b)	4,518
9,100	Phillips-Van Heusen Corp.	370,188
11	Puma AG Rudolf Dassler Sport (Germany)	3,688
400	Skechers U.S.A., Inc.(Class A Stock)(b)	11,764
1,600	Steven Madden Ltd.(b)	65,984
89	Swatch Group AG (Switzerland)	4,236
69	Swatch Group AG (The) (Switzerland)	17,465
100	UniFirst Corp.	4,811
1,700	Warnaco Group, Inc. (The)(b)	71,723
1,500	YUE Yuen Industrial Holdings Ltd. (Bermuda)	4,343

		3,033,897
Thrifts & Mortgage Finance 0.1%
3,800	Astoria Financial Corp.	47,234
5,200	Dime Community Bancshares	60,944
1,500	First Defiance Financial Corp.	16,935
1,600	First Financial Holdings, Inc.	20,784
500	Flushing Financial Corp.	5,630
200	Meridian Interstate Bancorp, Inc.(b)	1,738
3,300	NewAlliance Bancshares, Inc.	39,633
3,100	Oceanfirst Financial Corp.	35,030
1,400	Ocwen Financial Corp.(b)	13,398
7,400	Provident Financial Services, Inc.	78,810
3,300	Radian Group, Inc.	24,123

COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
9,800	Trustco Bank Corp. NY(a)	61,740

		405,999
Tobacco 1.1%
84,900	Altria Group, Inc.	1,666,587
4,198	British American Tobacco (United Kingdom)	136,281
2,123	Imperial Tobacco Group (United Kingdom)	66,975
10	Japan Tobacco, Inc. (Japan)	33,765
3,200	Lorillard, Inc.	256,736
31,700	Philip Morris International, Inc.	1,527,623
15,600	Reynolds American, Inc.	826,332
512	Swedish Match AB (Sweden)	11,194
1,000	Universal Corp.	45,610

		4,571,103
Trading Companies & Distributors 0.3%
11,000	Aircastle Ltd. (Bermuda)	108,350
668	Bunzl PLC (United Kingdom)	7,261
3,000	Itochu Corp. (Japan)	22,160
2,800	Kaman Corp.	64,652
3,000	Marubeni Corp. (Japan)	16,572
2,600	Mitsubishi Corp. (Japan)	64,762
4,000	Mitsui & Co. Ltd. (Japan)	56,745
3,000	Noble Group Ltd. (Singapore)	6,881
2,500	Sojitz Corp. (Japan)	4,730
2,400	Sumitomo Corp. (Japan)	24,439
500	Toyota Tsusho Corp. (Japan)	7,399
580	Wolseley PLC (United Kingdom)(b)	11,610
10,200	WW Grainger, Inc.	987,666

		1,383,227
Transportation Infrastructure
575	Abertis Infraestructuras SA (Spain)	13,000
61	Aeroports de Paris (France)	4,903
526	Atlantia SpA (Italy)	13,756
1,751	Auckland International Airport Ltd. (New Zealand)	2,560
368	Brisa Auto-Estradas de Portugal SA (Portugal)	3,781
75	Fraport AG Frankfurt Airport Services Worldwide (Germany)	3,836
1,000	Kamigumi Co. Ltd. (Japan)	7,297
45	Koninklijke Vopak NV (Netherlands)(b)	3,567
4,618	Macquarie Infrastructure Group (Australia)	5,500
1,404	Map Group (Australia)	3,800
46	Societe des Autoroutes Paris-Rhin-Rhone (France)(b)	3,542
2,357	Transurban Group (Australia)	11,665

		77,207

COMMON STOCKS (Continued)
Water Utilities
200	American States Water Co.	7,082
6,200	Aqua America, Inc.(a)	108,562
1,100	Artesian Resources Corp.(Class A Stock)	20,141
1,000	California Water Service Group	36,820
483	Severn Trent PLC (United Kingdom)	8,440
2,700	Southwest Water Co.	15,903

		196,948
Wireless Telecommunication Services 0.1%
6	KDDI Corp. (Japan)	31,780
154	Millicom SA	11,429
61	Mobistar SA (Belgium)	4,182
4,700	NTELOS Holdings Corp.	83,754
33	NTT DoCoMo, Inc. (Japan)	46,051
1,600	SoftBank Corp. (Japan)	37,508
1,000	StarHub Ltd. (Singapore)	1,527
1,800	Syniverse Holdings, Inc.(b)	31,464
6,300	USA Mobility, Inc.	69,363
110,665	Vodafone Group PLC (United Kingdom)	256,268

		573,326

	Total common stocks (cost $220,529,322)	259,040,473

PREFERRED STOCKS
Automobiles
229	Volkswagen AG PFD (Germany)	21,394

Healthcare Equipment & Supplies
165	Fresenius Se (Germany)	11,795

Household Products
364	Henkel AG & Co. KGAA (Germany)	18,999

Multi-Utilities
80	RWE AG (Germany)	7,088

	Total preferred stocks (cost $56,694)	59,276

Units
WARRANT
Real Estate Investment Trusts
48	Fonciere DES Regions (France) (cost $0)(b)	41

Moody’s Ratings† (Unaudited)	Principal Amount (000)	Description	Value
CORPORATE BONDS 11.6%
Aerospace & Defense 0.2%
		BAE Systems Holdings, Inc., Gtd. Notes, 144A,
Baa2	$370	4.750%, 8/15/10	$375,614
Baa2	100	6.375%, 6/01/19	107,567
		Goodrich Corp., Sr. Unsec’d. Notes,
Baa2	177	6.800%, 7/01/36	189,762

			672,943
Airlines 0.1%
		Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1,
Baa2	35	6.703%, 6/15/21(c)	32,373
		Continental Airlines, Inc., Pass-thru Certs., Ser. A,
Baa2	130	7.250%, 11/10/19(a)	132,275
		Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A,
Baa1	96	6.821%, 8/10/22	91,955
		Southwest Airlines Co., Sr. Unsec’d. Notes,
Baa3	200	6.500%, 3/01/12	212,814

			469,417
Automotive
		Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN,
Baa1	85	5.750%, 12/15/14	86,298
		Johnson Controls, Inc., Sr. Notes,
Baa2	55	5.500%, 1/15/16	55,939

			142,237
Banking 2.4%
		American Express Co., Sr. Unsec’d. Notes,
A3	300	8.125%, 5/20/19	355,518
		Banco Bradesco (Brazil), Sub. Notes,
A2	430	8.750%, 10/24/13	503,100
		Bank of America Corp., Sub. Notes,
A3	355	5.750%, 8/15/16	357,316
		Bank of America Corp., Jr. Sub. Notes,
Ba3	500	8.000%, 12/29/49	481,370
		Bank One Corp., Sub. Notes,
A1	400	7.875%, 8/01/10	417,036

CORPORATE BONDS (continued)
Banking (cont’d.)
		Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes,
Aa3	100	5.300%, 10/30/15	105,766
Aa3	90	6.400%, 10/02/17	98,107
Aa3	220	7.250%, 2/01/18	252,528
		Capital One Bank, Sub. Notes,
A3	5	6.500%, 6/13/13	5,375
		Capital One Capital V, Gtd. Notes,
Baa2	90	10.250%, 8/15/39	104,625
		Capital One Capital VI, Gtd. Notes,
Baa2	185	8.875%, 5/15/40	197,025
		Capital One Financial Corp., Sr. Unsec’d. Notes, MTN,
Baa1	125	5.700%, 9/15/11	131,296
		Citigroup, Inc., Sub. Notes,
Baa1	82	5.000%, 9/15/14	79,050
Baa1	400	5.625%, 8/27/12	411,428
Baa1	165	6.125%, 8/25/36	141,503
		Citigroup, Inc., Sr. Unsec’d. Notes,
A3	125	6.875%, 3/05/38	124,752
A3	85	8.125%, 7/15/39(a)	95,935
		Countrywide Financial Corp., Gtd. Notes, MTN,
A2	280	5.800%, 6/07/12	297,223
		Depfa ACS Bank (Ireland), Covered Notes, 144A,
Aa2	290	5.125%, 3/16/37	213,144
		Goldman Sachs Group, Inc., Sr. Unsec’d. Notes,
A1	140	5.450%, 11/01/12	150,525
		Goldman Sachs Group, Inc., Sub. Notes,
A2	10	5.625%, 1/15/17	10,214
		Goldman Sachs Group, Inc. , Sr. Unsec’d. Notes,
A1	5	5.125%, 1/15/15	5,254
		Goldman Sachs Group, Inc. , Sub. Notes,
A2	385	6.450%, 5/01/36	379,205
A2	52	6.750%, 10/01/37	53,450
		Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes,
A1	150	7.500%, 2/15/19(a)	174,870
		ICICI Bank Ltd. (India), Bonds, 144A,
Baa2	495	0.824%, 1/12/10(d)	494,026
		ICICI Bank Ltd. (Singapore), Notes, 144A,
Baa2	380	5.750%, 11/16/10	388,028
		JPMorgan Chase & Co., Ser. 1,
Baa1	300	7.900%, 4/29/49(d)	309,438
		JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred),
A2	8	8.000%, 5/15/78(d)	214,880

CORPORATE BONDS (continued)
Banking (cont’d.)
		JPMorgan Chase Capital XXVII, Gtd. Notes, Ser. AA,
A2	200	7.000%, 11/01/39	201,703
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes,
A2	60	4.790%, 8/04/10	61,240
		Merrill Lynch & Co., Inc., MTN,
A2	125	6.875%, 4/25/18	134,680
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, MTN,
A2	340	4.250%, 2/08/10	341,176
A2	125	5.000%, 1/15/15	127,129
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN,
A2	170	5.770%, 7/25/11	179,714
		Morgan Stanley, Sr. Unsec’d. Notes, MTN,
A2	285	5.625%, 9/23/19	287,083
		Morgan Stanley, Sr. Unsec’d. Notes,
A2	150	4.250%, 5/15/10	151,843
		Morgan Stanley, Sr. Unsec’d. Notes, Ser. E,
A2	460	5.450%, 1/09/17	464,929
		MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.,
A2	150	6.346%, 7/29/49(d)	136,522
		PNC Funding Corp., Gtd. Notes.,
A3	150	6.700%, 6/10/19(a)	167,846
		Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN,
A1	250	6.400%, 10/21/19	249,198
		Santander Central Hispano Issuances Ltd. (Cayman Islands), Gtd. Notes.,
Aa3	140	7.625%, 9/14/10	146,756
		USB Capital XIII Trust, Gtd. Notes,
A2	125	6.625%, 12/15/39	127,043
		Wachovia Bank NA, Sub. Notes,
Aa3	450	7.800%, 8/18/10(a)	469,562
		Wells Fargo & Co., Sr. Unsec’d. Notes,
A1	140	4.625%, 8/09/10	143,582
		Wells Fargo Capital XIII, Gtd. Notes, Ser. G, MTN,
Ba1	200	7.700%, 12/29/49(d)	194,000

			10,135,993
Brokerage
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN,
NR	345	5.250%, 2/06/12(f)	67,275
NR	100	6.875%, 5/02/18(f)	20,750

			88,025

CORPORATE BONDS (continued)
Building Materials & Construction 0.1%
		Hanson Ltd. (United Kingdom), Gtd. Notes,
B1	170	7.875%, 9/27/10	176,159
		Lafarge SA (France), Sr. Unsec’d. Notes,
Baa3	200	6.150%, 7/15/11	208,417

			384,576
Cable 0.4%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa1	55	9.455%, 11/15/22	70,738
		Comcast Corp., Gtd. Notes,
Baa1	45	6.400%, 5/15/38	46,306
Baa1	40	6.450%, 3/15/37	41,243
Baa1	110	6.500%, 11/15/35	114,055
Baa1	65	6.950%, 8/15/37	70,843
		COX Communications, Inc., Sr. Unsec’d. Notes,
Baa2	185	6.750%, 3/15/11	194,517
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 144A,
Ba2	340	4.750%, 10/01/14	346,574
		Time Warner Cable, Inc., Gtd. Notes,
Baa2	590	5.400%, 7/02/12	630,373
Baa2	190	6.750%, 6/15/39(a)	198,988

			1,713,637
Capital Goods 0.2%
		Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN,
A2	50	5.500%, 3/15/16	52,811
		Erac USA Finance Co., Gtd. Notes, 144A,
		5.800%, 10/15/12
Baa2	110	(original cost $109,915; purchased date 10/10/07)(c)(g)	115,340
		6.375%, 10/15/17
Baa2	296	(original cost $295,482; purchased date 10/10/07)(c)(g)	298,980
		7.000%, 10/15/37
Baa2	20	(original cost $19,827; purchased date 10/10/07 - 06/04/08)(c)(g)	19,576
		FedEx Corp., Gtd. Notes,
Baa2	75	7.250%, 2/15/11	79,436
		Trane U.S., Inc., Gtd. Notes,
BBB+(e)	160	7.625%, 2/15/10	160,961
		United Technologies Corp., Sr. Unsec’d. Notes,
A2	105	5.400%, 5/01/35	102,260

			829,364

CORPORATE BONDS (continued)
Chemicals 0.2%
		Dow Chemical Co. (The), Sr. Unsec’d. Notes,
Baa3	135	6.125%, 2/01/11	140,733
Baa3	250	7.600%, 5/15/14	284,473
Baa3	95	9.400%, 5/15/39	125,604
		ICI Wilmington, Inc., Gtd. Notes,
Baa1	75	5.625%, 12/01/13	78,281
		Union Carbide Corp., Sr. Unsec’d. Notes,
Ba2	100	7.500%, 6/01/25	91,944

			721,035
Consumer 0.3%
		Avon Products, Inc., Sr. Unsec’d. Notes,
A2	300	5.750%, 3/01/18	321,949
		Fortune Brands, Inc., Sr. Unsec’d. Notes,
Baa3	550	6.375%, 6/15/14	589,025
		Newell Rubbermaid, Inc., Sr. Unsec’d. Notes,
Baa3	300	6.250%, 4/15/18	296,431
		Whirlpool Corp., Sr. Unsec’d. Notes,
Baa3	195	6.125%, 6/15/11	202,668

			1,410,073
Electric 1.2%
		Appalachian Power Co., Sr. Unsec’d. Notes, Ser. J,
Baa2	125	4.400%, 6/01/10	126,399
		Arizona Public Service Co., Sr. Unsec’d. Notes,
Baa2	35	6.250%, 8/01/16	37,004
Baa2	320	6.375%, 10/15/11	342,556
		Baltimore Gas & Electric Co., Sr. Unsec’d. Notes,
Baa2	115	6.350%, 10/01/36	118,123
		Carolina Power & Light Co., First Mtge. Bonds,
A1	105	5.250%, 12/15/15	114,819
		CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. J2,
Baa1	160	5.700%, 3/15/13	170,071
		CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. K2,
Baa1	120	6.950%, 3/15/33	132,700
		Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C,
A3	75	5.500%, 12/01/39	72,948
		Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 08-B,
A3	30	6.750%, 4/01/38(a)	34,203
		Consumers Energy Co., First Mtge. Bonds, Ser. D,
A3	65	5.375%, 4/15/13	69,793

CORPORATE BONDS (continued)
Electric (cont’d.)
		Dominion Resources, Inc., Sr. Unsec’d. Notes,
Baa2	70	4.750%, 12/15/10	72,054
Baa2	425	5.200%, 8/15/19	431,627
		Duke Energy Carolinas LLC,
A1	55	6.050%, 4/15/38	58,560
		E.ON International Finance BV (Netherlands), 144A,
A2	170	6.650%, 4/30/38	193,305
		El Paso Electric Co., Sr. Unsec’d. Notes,
Baa2	135	6.000%, 5/15/35	121,404
		ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A,
A2	210	6.000%, 10/07/39	211,111
		Energy East Corp., Sr. Unsec’d. Notes,
A3	30	6.750%, 9/15/33	31,302
		Exelon Corp., Sr. Unsec’d. Notes,
Baa1	30	4.900%, 6/15/15	30,948
		Exelon Generation Co. LLC, Sr. Unsec’d. Notes,
A3	250	6.250%, 10/01/39	254,708
		FirstEnergy Solutions Corp., Gtd. Notes,
Baa2	110	6.050%, 8/15/21	110,969
		Florida Power & Light Co., First Mtge. Bonds,
Aa2	60	5.950%, 10/01/33	62,806
		Georgia Power Co., Sr. Unsec’d. Notes, Ser. B,
A2	170	5.700%, 6/01/17	184,463
		Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF,
Baa2	90	5.050%, 11/15/14	93,354
		Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A,
A2	265	6.250%, 6/17/14	289,144
		Midamerican Energy Holdings Co., Sr. Unsec’d. Notes,
Baa1	75	5.750%, 4/01/18	79,048
Baa1	115	5.950%, 5/15/37	115,129
		National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN,
A2	15	7.250%, 3/01/12	16,489
		Nevada Power Co., Genl. Ref. Mtge., Ser. O,
Baa3	280	6.500%, 5/15/18	299,639
		Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A,
A3	100	4.881%, 8/15/19	99,148
		NiSource Finance Corp., Gtd. Notes,
Baa3	55	5.250%, 9/15/17	54,097
Baa3	70	5.450%, 9/15/20	67,879

CORPORATE BONDS (continued)
Electric (cont’d.)
		NSTAR Electric Co., Unsec’d. Notes,
A2	90	4.500%, 11/15/19	88,012
		NSTAR Electric Co., Sr. Unsec’d. Notes,
A1	110	4.875%, 4/15/14	116,656
		Oncor Electric Delivery Co., Sr. Sec’d. Notes,
Baa1	120	7.000%, 9/01/22	133,422
		Pacific Gas & Electric Co., First Mtge., Sr. Unsec’d. Notes,
A3	295	6.050%, 3/01/34	307,990
		Public Service Co. of New Mexico, Sr. Unsec’d. Notes,
Baa3	55	7.950%, 5/15/18	57,574
		Public Service Electric & Gas Co., Sec’d. Notes, MTN,
A2	125	5.800%, 5/01/37	128,625
		Southern California Edison Co., Ser. 04-F,
A1	100	4.650%, 4/01/15	105,733
		Xcel Energy, Inc., Sr. Unsec’d. Notes,
Baa1	36	5.613%, 4/01/17	37,118
Baa1	95	6.500%, 7/01/36	100,076

			5,171,006
Energy - Integrated 0.2%
		Cenovus Energy, Inc. (Canada), Sr. Notes, 144A,
Baa2	150	6.750%, 11/15/39	163,508
		ConocoPhillips Holding Co., Sr. Unsec’d. Notes,
A1	36	6.950%, 4/15/29	40,808
		Hess Corp., Sr. Unsec’d. Notes,
Baa2	65	6.000%, 1/15/40	64,366
		Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes,
Baa2	65	7.250%, 12/15/19	75,114
		TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A,
Baa2	295	7.500%, 7/18/16	302,375
		Western Oil Sands, Inc. (Canada), Gtd. Notes,
Baa1	55	8.375%, 5/01/12	61,564

			707,735
Energy - Other 0.2%
		Devon Financing Corp. ULC (Canada), Gtd. Notes,
Baa1	71	7.875%, 9/30/31	88,957
		Halliburton Co., Sr. Unsec’d. Notes,
A2	30	5.500%, 10/15/10	31,221
		Nexen, Inc. (Canada), Sr. Unsec’d. Notes,
Baa3	25	6.400%, 5/15/37	25,188
		Questar Market Resources, Inc., Sr. Unsec’d. Notes,
Baa3	125	6.800%, 3/01/20	130,288
		Woodside Finance Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.000%, 11/15/13	271,109

CORPORATE BONDS (continued)
Energy - Other (cont’d.)
		XTO Energy, Inc., Sr. Unsec’d. Notes,
Baa2	135	6.250%, 8/01/17	152,865

			699,628
Foods 0.4%
		Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A,
Baa2	350	5.375%, 1/15/20	357,091
Baa2	235	8.000%, 11/15/39	292,555
		Bunge Ltd. , Gtd. Notes,
Baa2	215	5.350%, 4/15/14	219,788
		Bunge Ltd. Finance Corp., Gtd. Notes,
Baa2	145	8.500%, 6/15/19	165,286
		Cargill, Inc., Sr. Unsec’d. Notes, 144A,
		6.000%, 11/27/17
A2	150	(original cost $149,288; purchased date 11/19/07)(c)(g)	159,875
		ConAgra Foods, Inc., Sr. Unsec’d. Notes,
Baa2	9	7.875%, 9/15/10	9,421
		Delhaize America, Inc., Gtd. Notes,
Baa3	100	9.000%, 4/15/31	128,030
		Delhaize Group SA (Belgium), Gtd. Notes,
Baa3	110	6.500%, 6/15/17	119,464
		H.J. Heinz Finance Co., Gtd. Notes, 144A,
Baa2	70	7.125%, 8/01/39	79,138
		Kroger Co. (The), Gtd. Notes,
Baa2	35	6.800%, 4/01/11	37,166
		Ralcorp Holdings, Inc., Sr. Notes, 144A,
Baa3	150	6.625%, 8/15/39	146,286
		Tyson Foods, Inc.,
Ba3	150	7.850%, 4/01/16	153,750
		Yum! Brands, Inc., Sr. Unsec’d. Notes,
Baa3	35	8.875%, 4/15/11	37,873

			1,905,723
Healthcare & Pharmaceutical 0.5%
		AmerisourceBergen Corp., Gtd. Notes,
Baa3	200	5.625%, 9/15/12	212,951
		AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes,
A1	110	6.450%, 9/15/37	123,892
		Boston Scientific Corp., Sr. Unsec’d. Notes,
Ba1	150	4.500%, 1/15/15	150,306
Ba1	100	6.000%, 1/15/20	102,178
		Cardinal Health, Inc., Sr. Unsec’d. Notes,
Baa3	110	5.500%, 6/15/13	116,915

CORPORATE BONDS (continued)
Healthcare & Pharmaceutical (cont’d.)
		CareFusion Corp., Sr. Unsec’d. Notes, 144A,
Baa3	55	6.375%, 8/01/19	58,879
		Genentech, Inc., Sr. Unsec’d. Notes,
AA-(e)	60	4.750%, 7/15/15	64,216
		GlaxoSmithKline Capital, Inc.,
A1	220	6.375%, 5/15/38	243,733
		Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes,
Baa3	250	5.625%, 12/15/15	261,385
		Merck & Co., Inc., Gtd. Notes,
Aa3	194	6.000%, 9/15/17	215,485
Aa3	70	6.550%, 9/15/37	79,499
		Merck & Co., Inc., Sr. Unsec’d. Notes,
Aa3	30	5.750%, 11/15/36	30,745
Aa3	30	5.850%, 6/30/39	31,571
Aa3	30	5.950%, 12/01/28	31,615
		Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes,
Ba1	75	6.125%, 8/15/19	77,384
		Wyeth, Gtd. Notes,
A1	35	5.500%, 2/01/14	38,132
A1	200	5.950%, 4/01/37	208,556
A1	10	6.450%, 2/01/24	11,140

			2,058,582
Healthcare Insurance 0.4%
		Aetna, Inc., Sr. Unsec’d. Notes,
A3	80	5.750%, 6/15/11	83,896
A3	110	6.625%, 6/15/36	112,794
		Cigna Corp., Sr. Unsec’d. Notes,
Baa2	140	6.150%, 11/15/36	125,065
		Coventry Health Care, Inc., Sr. Unsec’d. Notes,
Ba1	540	6.125%, 1/15/15	515,814
		UnitedHealth Group, Inc., Sr. Unsec’d. Notes,
Baa1	290	5.250%, 3/15/11	300,500
Baa1	60	6.000%, 6/15/17	62,794
Baa1	100	6.500%, 6/15/37	98,610
Baa1	80	6.625%, 11/15/37	80,143
		WellPoint, Inc., Sr. Unsec’d. Notes,
Baa1	170	5.000%, 12/15/14(a)	176,854

			1,556,470
Insurance 0.5%
		American International Group, Inc., Sr. Unsec’d. Notes,
A3	130	4.250%, 5/15/13	120,082
		AXA SA (France), Sub. Notes,
A3	35	8.600%, 12/15/30	40,672

CORPORATE BONDS (continued)
Insurance (cont’d.)
		Berkshire Hathaway Finance Corp., Gtd. Notes,
Aa2	95	4.750%, 5/15/12	101,276
		Chubb Corp., Sr. Unsec’d. Notes,
A2	310	6.000%, 11/15/11	333,041
		Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN,
Baa3	90	6.000%, 1/15/19	87,640
		Liberty Mutual Group, Inc., Bonds, 144A,
Baa2	180	7.000%, 3/15/34	154,232
		Lincoln National Corp., Sr. Unsec’d. Notes,
Baa2	110	6.300%, 10/09/37	100,739
Baa2	70	8.750%, 7/01/19	79,983
		Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes,
Baa2	50	5.150%, 9/15/10	51,258
		MetLife, Inc., Sr. Unsec’d. Notes,
A3	205	5.700%, 6/15/35	202,454
A3	70	6.125%, 12/01/11	75,252
A3	15	6.375%, 6/15/34	16,029
A3	50	6.750%, 6/01/16	55,992
		New York Life Insurance Co., Sub. Notes, 144A,
Aa2	110	6.750%, 11/15/39	112,494
		Pacific Life Insurance Co., Sub. Notes, 144A,
		9.250%, 6/15/39
A3	150	(original cost $149,928; purchased date 06/16/09)(g)	173,210
		St. Paul Travelers Cos., Inc., Sr. Unsec’d. Notes,
A2	140	6.750%, 6/20/36	154,534
		Teachers Insurance & Annuity Association of America, Notes, 144A,
Aa2	240	6.850%, 12/16/39	248,097
		W.R. Berkley Corp., Sr. Unsec’d. Notes,
Baa2	110	5.600%, 5/15/15	108,800
		W.R. Berkley Corp., Sr. Unsub. Notes,
Baa2	90	6.150%, 8/15/19	85,428
		XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes,
Baa2	15	5.250%, 9/15/14	14,690

			2,315,903
Lodging 0.2%
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes,
Ba1	300	6.250%, 2/15/13	309,375
Ba1	500	6.750%, 5/15/18	501,250

			810,625

CORPORATE BONDS (continued)
Media & Entertainment 0.2%
		News America, Inc., Gtd. Notes,
Baa1	125	7.625%, 11/30/28	133,595
		News America, Inc., Gtd. Notes, 144A,
Baa1	100	6.900%, 8/15/39(a)	109,088
		Time Warner, Inc., Sr. Unsec’d. Notes,
Baa2	100	9.150%, 2/01/23	120,683
		Time Warner, Inc., Gtd. Notes,
Baa2	225	6.750%, 4/15/11	238,388
Baa2	160	7.250%, 10/15/17	179,187
		Viacom, Inc., Sr. Unsec’d. Notes,
Baa2	105	6.750%, 10/05/37(a)	108,326
Baa2	100	6.875%, 4/30/36	108,131

			997,398
Metals 0.4%
		ArcelorMittal (Netherlands), Sr. Unsec’d. Notes,
Baa3	385	5.375%, 6/01/13	406,272
		Newmont Mining Corp., Gtd. Notes,
Baa2	145	6.250%, 10/01/39	145,173
		Rio Tinto Finance USA Ltd. (Australia),
Baa1	400	5.875%, 7/15/13	431,615
		Rio Trinto Alcon, Inc. (Canada), Sr. Unsec’d. Notes,
BBB+(e)	70	4.500%, 5/15/13	71,878
BBB+(e)	115	5.000%, 6/01/15	118,065
		Southern Copper Corp., Sr. Unsec’d. Notes,
Baa3	95	7.500%, 7/27/35	94,130
		United States Steel Corp., Sr. Unsec’d. Notes,
Ba3	250	5.650%, 6/01/13	248,752
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A,
Baa2	70	5.500%, 11/16/11	73,470

			1,589,355
Non Captive Finance 0.4%
		General Electric Capital Corp., Sr. Unsec’d. Notes, MTN,
Aa2	90	5.875%, 1/14/38	83,330
		General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN,
Aa2	90	6.125%, 2/22/11	95,103
		General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN,
Aa2	600	6.000%, 8/07/19(h)	622,813
		HSBC Finance Corp., Sr. Unsec’d. Notes,
A3	100	5.700%, 6/01/11	104,471
		International Lease Finance Corp., Sr. Unsec’d. Notes,
B1	400	6.375%, 3/25/13	328,872

CORPORATE BONDS (continued)
Non Captive Finance (cont’d.)
		SLM Corp., Sr. Unsec’d. Notes, MTN,
Ba1	480	8.450%, 6/15/18	473,641

			1,708,230
Non-Corporate Sovereign
		Qatar Government International Bond (Qatar), 144A,
Aa2	125	6.400%, 1/20/40(a)	125,625

Packaging
		Sealed Air Corp., Sr. Unsec’d. Notes, 144A,
Baa3	75	6.875%, 7/15/33	70,561

Paper 0.1%
		International Paper Co., Sr. Unsec’d. Notes,
Baa3	175	7.300%, 11/15/39	185,651
Baa3	85	7.500%, 8/15/21	95,240

			280,891
Pipelines & Other 0.3%
		CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes,
Baa3	90	6.250%, 2/01/37	87,246
		Duke Energy Field Services LLC, Sr. Unsec’d. Notes,
Baa2	365	7.875%, 8/16/10	379,463
		Enterprise Products Operating LLC, Gtd. Notes, Ser. K,
Baa3	190	4.950%, 6/01/10	192,588
		Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes,
Baa2	125	6.500%, 9/01/39(a)	125,976
		ONEOK Partners LP, Gtd. Notes,
Baa2	85	6.650%, 10/01/36	86,693
		Sempra Energy, Sr. Unsec’d. Notes,
Baa1	15	6.000%, 2/01/13	15,995
		Spectra Energy Capital LLC,
Baa2	500	6.200%, 4/15/18	531,007
		Spectra Energy Capital LLC, Sr. Unsec’d. Notes,
Baa2	45	6.250%, 2/15/13	48,385

			1,467,353
Railroads 0.2%
		Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes,
Baa1	135	6.700%, 8/01/28	144,701
		CSX Corp., Sr. Unsec’d. Notes,
Baa3	170	6.150%, 5/01/37	172,240
		Norfolk Southern Corp., Sr. Unsec’d. Notes,
Baa1	105	5.590%, 5/17/25	102,074
Baa1	4	7.800%, 5/15/27	4,808

CORPORATE BONDS (continued)
Railroads (cont’d.)
		Union Pacific Corp., Sr. Unsec’d. Notes,
Baa2	275	3.625%, 6/01/10	278,341

			702,164
Real Estate Investment Trusts 0.3%
		Brandywine Operating Partnership, Gtd. Notes.,
Baa3	74	5.750%, 4/01/12	75,428
		Mack-Cali Realty Corp., Sr. Unsec’d. Notes,
Baa2	115	7.750%, 8/15/19	118,997
		Post Apartment Homes LP, Sr. Unsec’d. Notes,
Baa3	90	5.450%, 6/01/12	89,302
Baa3	135	6.300%, 6/01/13	134,223
		Simon Property Group LP, Sr. Unsec’d. Notes,
A3	280	5.750%, 5/01/12	294,139
A3	500	6.125%, 5/30/18	507,994

			1,220,083
Retailers 0.5%
		CVS Caremark Corp., Sr. Unsec’d. Notes,
Baa2	260	5.750%, 8/15/11	276,867
Baa2	200	6.125%, 9/15/39	198,220
		Federated Retail Holdings, Inc., Gtd. Notes,
Ba2	45	5.350%, 3/15/12	45,956
		Home Depot, Inc. (The), Sr. Unsec’d. Notes,
Baa1	80	5.875%, 12/16/36	77,221
		Kohl’s Corp., Sr. Unsec’d. Notes,
Baa1	170	6.875%, 12/15/37	192,806
		Lowe’s Cos., Inc., Sr. Unsec’d. Notes,
A1	60	6.500%, 3/15/29	65,981
		Nordstrom, Inc., Sr. Unsec’d. Notes,
Baa2	1,000	6.250%, 1/15/18(a)	1,082,470
		Target Corp., Sr. Unsec’d. Notes,
A2	300	7.000%, 1/15/38	350,024

			2,289,545
Technology 0.4%
		Cisco Systems, Inc., Sr. Unsec’d. Notes,
A1	280	4.450%, 1/15/20	274,676
		Computer Sciences Corp., Sr. Unsec’d. Notes, Ser. WI,
Baa1	300	6.500%, 3/15/18	327,389
		Electronic Data Systems LLC, Sr. Unsec’d. Notes,
A2	25	7.450%, 10/15/29	29,582
		Fiserv, Inc., Gtd. Notes,
Baa2	220	6.125%, 11/20/12	239,552
		Intuit, Inc., Sr. Unsec’d. Notes,
Baa2	125	5.400%, 3/15/12	132,800

CORPORATE BONDS (continued)
Technology (cont’d.)
		Oracle Corp., Sr. Unsec’d. Notes,
A2	190	6.125%, 7/08/39	199,507
		Xerox Corp., Sr. Unsec’d. Notes,
Baa2	445	4.250%, 2/15/15	441,898

			1,645,404
Telecommunications 1.1%
		America Movil SAB de CV (Mexico),
A3	115	6.375%, 3/01/35	118,713
		AT&T Corp., Gtd. Notes,
A2	115	7.300%, 11/15/11	126,623
		Cingular Wireless Services, Inc., Gtd. Notes,
A2	120	8.125%, 5/01/12	135,592
		Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes,
Baa1	60	8.750%, 6/15/30	77,167
		Embarq Corp., Sr. Unsec’d. Notes,
		7.082%, 6/01/16
Baa3	80	(original cost $79,995; purchased date 05/12/06)(c)(g)	88,366
		7.995%, 6/01/36
Baa3	400	(original cost $407,390; purchased date 05/12/06 - 04/10/07)(c)(g)	430,279
		France Telecom SA (France), Sr. Unsec’d. Notes,
A3	75	8.500%, 3/01/31	99,811
		Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes,
Baa2	105	8.000%, 10/01/10	110,250
		New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes,
A2	380	8.750%, 3/01/31	491,077
		PCCW HKT Capital Ltd. (British Virgin), Gtd. Notes, 144A,
Baa2	555	8.000%, 11/15/11	598,235
		Qwest Corp., Sr. Unsec’d. Notes,
Ba1	400	8.875%, 3/15/12	430,000
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	45	4.000%, 1/15/10	45,052
Baa2	90	5.250%, 11/15/13	94,661
Baa2	290	7.175%, 6/18/19	323,311
		Telefonica Emisiones Sau (Spain), Gtd. Notes,
Baa1	180	5.877%, 7/15/19	192,929
		Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A,
A3	40	5.500%, 11/15/19(a)	38,950

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
		TELUS Corp. (Canada), Sr. Unsec’d. Notes,
Baa1	187	8.000%, 6/01/11	202,447
		U.S. Cellular Corp., Sr. Unsec’d. Notes,
Baa2	50	6.700%, 12/15/33	49,173
		Verizon Communications, Inc., Sr. Unsec’d. Notes,
A3	600	6.100%, 4/15/18	652,145
		Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes,
Baa1	200	7.750%, 2/15/10	201,596

			4,506,377
Tobacco 0.2%
		Altria Group, Inc., Gtd. Notes,
Baa1	40	9.250%, 8/06/19	48,745
Baa1	190	9.700%, 11/10/18(a)	234,872
Baa1	25	9.950%, 11/10/38	32,588
Baa1	160	10.200%, 2/06/39	213,446
		Lorillard Tobacco Co., Sr. Unsec’d. Notes,
Baa2	115	8.125%, 6/23/19	126,429
		Philip Morris International, Inc., Sr. Unsec’d. Notes,
A2	65	6.375%, 5/16/38	70,260
		Reynolds American, Inc., Gtd. Notes,
Baa3	220	6.750%, 6/15/17	227,833
Baa3	35	7.250%, 6/15/37	35,248

			989,421

		Total corporate bonds (cost $47,849,342)	49,385,379

ASSET BACKED SECURITY 0.1%
		Citibank Credit Card Issuance Trust,
		Ser. 2006-C1, Class C1,
Baa2	300	0.633%, 2/20/15(d) (cost $300,164)	274,250

COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
		Banc of America Alternative Loan Trust,
		Ser. 2005-12, Class 3CB1,
B3	628	6.000%, 1/25/36	476,551

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Banc of America Mortgage Securities, Inc.,
		Ser. 2005-A, Class 2A1,
Ba1	136	4.439%, 2/25/35(d)	104,182
		Ser. 2005-B, Class 2A1,
Ba2	133	4.375%, 3/25/35(d)	105,691
		Chase Mortgage Finance Corp.,
		Ser. 2007-A1, Class 1A5,
Ba2	503	3.899%, 2/25/37(d)	464,581
		Countrywide Alternative Loan Trust,
		Ser. 2004-18CB, Class 3A1,
A1	204	5.250%, 9/25/19	196,927
		JPMorgan Mortgage Trust,
		Ser. 2007-A1, Class 4A1,
B1	327	4.067%, 7/25/35(d)	294,179
		Master Alternative Loans Trust,
		Ser. 2003-8, Class 4A1,
AAA(e)	15	7.000%, 12/25/33	14,515
		Ser. 2004-4, Class 4A1,
Aaa	263	5.000%, 4/25/19	248,559
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A3,
A1	164	3.586%, 2/25/34(d)	136,039
		Washington Mutual Alternative Mortgage Pass-Through Certs.,
		Ser. 2005-1, Class 3A,
AAA(e)	105	5.000%, 3/25/20	80,581

		Total collateralized mortgage obligations (cost $2,480,228)	2,121,805

COMMERCIAL MORTGAGE BACKED SECURITIES 4.0%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2004-1, Class XP, I/O,
AAA(e)	1,466	0.670%, 11/10/39(d)	11,743
		Ser. 2004-2, Class A3,
Aaa	190	4.050%, 11/10/38	191,000
		Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38	558,005
		Ser. 2006-4, Class A3A,
Aaa	500	5.600%, 7/10/46	507,832
		Ser. 2007-1, Class A2,
Aaa	200	5.381%, 1/15/49	203,737

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E, 144A,
A3	430	6.470%, 11/15/33(d)	362,988
		Ser. 2004-T16, Class X2, I/O,
AAA(e)	3,087	0.716%, 2/13/46(d)	54,878
		Ser. 2005-T18, Class AAB,
Aaa	350	4.823%, 2/13/42(d)	353,319
		Ser. 2005-T20, Class AAB,
Aaa	500	5.134%, 10/12/42(d)	512,727
		Ser. 2006-BBA7, Class A1, 144A,
Aaa	133	0.343%, 3/15/19(d)	116,416
		C.W. Capital Cobalt Ltd.,
		Ser. 2007-C3, Class A3,
AAA(e)	500	5.820%, 5/15/46(d)	484,077
		Citigroup Commercial Mortgage Trust,
		Ser. 2006-C5, Class ASB,
Aaa	740	5.413%, 10/15/49	725,501
		Commercial Mortgage Acceptance Corp.,
		Ser. 1998-C2, Class X,
AAA(e)	872	1.606%, 9/15/30(d)	51,041
		Commercial Mortgage Pass-Through Certs.,
		Ser. 2004-LB2A, Class X2, 144A,
AAA(e)	1,662	0.862%, 3/10/39(d)	14,904
		Credit Suisse First Boston Mortgage Securities Corp.,
		Ser. 2004-C4, Class A4,
Aaa	300	4.283%, 10/15/39	300,280
		Ser. 2005-C5, Class A4,
AAA(e)	1,200	5.100%, 8/15/38(d)	1,156,078
		Credit Suisse Mortgage Capital Certificates,
		Ser. 2006-C1, Class A4,
AAA(e)	800	5.548%, 2/15/39(d)	788,035
		Ser. 2006-C5, Class A2,
Aaa	700	5.246%, 12/15/39	712,318
		DLJ Commercial Mortgage Corp.,
		Ser. 2000-CF1, Class A1B,
AAA(e)	126	7.620%, 6/10/33	126,654
		GE Capital Commercial Mortgage Corp.,
		Ser. 2004-C2, Class X2, 144A,
Aaa	3,174	0.598%, 3/10/40(d)	22,680
		GMAC Commercial Mortgage Securities, Inc.,
		Ser. 2005-C1, Class A2,
AAA(e)	154	4.471%, 5/10/43	153,810
		Ser. 2005-C1, Class A5,
AAA(e)	645	4.697%, 5/10/43	629,217

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2007-GG9, Class A2,
Aaa	500	5.381%, 3/10/39	506,524
		JPMorgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2005-CB12, Class A4,
Aaa	500	4.895%, 9/12/37	482,373
		Ser. 2005-LDP5, Class A4,
Aaa	700	5.179%, 12/15/44(d)	692,980
		Ser. 2006-CB16, Class ASB,
Aaa	700	5.523%, 5/12/45	692,743
		Ser. 2006-LDP6, Class X2, I/O,
Aaa	23,938	0.066%, 4/15/43(d)	70,550
		LB-UBS Commercial Mortgage Trust,
		Ser. 2004-C6, Class A5,
AAA(e)	800	4.826%, 8/15/29(d)	763,396
		Ser. 2005-C3, Class A3,
Aaa	500	4.647%, 7/15/30	502,251
		Lehman Brothers Floating Rate Commercial Mortgage Trust,
		Ser. 2006-LLFA, Class A1, 144A,
Aaa	22	0.313%, 9/15/21(d)	20,244
		Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3,
Aaa	400	4.615%, 8/12/39	393,055
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	480	5.909%, 6/12/46(d)	471,223
		Ser. 2007-7, Class ASB,
Aaa	1,500	5.745%, 6/12/50(d)	1,430,885
		Morgan Stanley Capital I,
		Ser. 2004-HQ3, Class A2,
Aaa	137	4.050%, 1/13/41	137,359
		Ser. 2007-HQ11, Class AAB,
Aaa	1,000	5.444%, 2/12/44	965,834
		Ser. 2007-T27, Class AAB,
AAA(e)	260	5.650%, 6/11/42(d)	259,371
		Ser. 2008-T29, Class A3,
AAA(e)	517	6.280%, 1/11/43(d)	524,597

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2005-C22, Class A3,
Aaa	500	5.285%, 12/15/44(d)	502,306
		Ser. 2006-C25, Class A4,
Aaa	150	5.740%, 5/15/43(d)	147,793
		Ser. 2006-C25, Class A3,
Aaa	500	5.705%, 5/15/43(d)	503,044

		Total commercial mortgage backed securities (cost $17,146,996)	17,103,768

FOREIGN AGENCIES 0.4%
		Commonwealth Bank of Australia (Australia), 144A,
Aaa	1,220	2.700%, 11/25/14	1,195,674
		RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A,
Baa1	460	6.299%, 5/15/17	463,220

		Total foreign agencies (cost $1,679,146)	1,658,894

MORTGAGE BACKED SECURITIES 12.1%
		Federal Home Loan Mortgage Corp.,
	1,778	4.500%, 1/01/19 - 7/01/20	1,846,995
	590	4.500%, TBA 15 YR(i)	606,225
	1,933	5.000%, 7/01/18 - 5/01/34	2,023,336
	2,000	5.000%, TBA 30 YR(i)	2,050,624
	425	5.214%, 12/01/35(d)	447,686
	2,491	5.500%, 12/01/33 - 10/01/37	2,617,175
	1,500	5.500%, TBA 30 YR(i)	1,571,250
	562	6.000%, 1/01/34	600,319
	417	7.000%, 6/01/14 - 11/01/33	457,671

MORTGAGE BACKED SECURITIES (continued)
		Federal National Mortgage Association,
	214	4.000%, 5/01/19	218,397
	2,545	4.500%, 11/01/18 - 3/01/34	2,622,541
	3,500	4.500%, TBA 30 YR(i)	3,493,438
	2,294	5.000%, 10/01/18 - 2/01/36	2,368,481
	1,000	5.000%, TBA 30 YR	1,026,094
	7,488	5.500%, 12/01/16 - 7/01/34	7,881,328
	1,000	5.500%, TBA 30 YR	1,046,719
	1,808	5.904%, 7/01/37(d)	1,922,570
	4,475	6.000%, 9/01/13 - 8/01/38	4,775,276
	5,000	6.000%, TBA 30 YR	5,295,310
	3,997	6.500%, 5/01/13 - 10/01/37	4,292,981
	84	7.000%, 6/01/32	93,182
	6	7.500%, 9/01/30	7,178
	15	8.000%, 12/01/23	16,503
	12	8.500%, 2/01/28	14,235
		Government National Mortgage Association,
	2,866	5.500%, 7/15/33 - 2/15/36	3,016,621
	548	6.500%, 9/15/23 - 8/15/32	586,471
	122	7.000%, 6/15/24 - 5/15/31	135,583
	18	7.500%, 4/15/29 - 5/15/31	19,825
	111	8.000%, 8/15/22 - 6/15/25	127,391

		Total mortgage backed securities (cost $49,613,449)	51,181,405

MUNICIPAL BONDS 0.2%
		Bay Area Toll Auth. Toll Brdg. Rev., Build America Bonds,
Aa3	220	6.263%, 4/01/49	210,982
		New Jersey State Tpk. Auth. Rev., Tax. Issuer Subs., Ser. F, Build America Bonds,
A3	65	7.414%, 1/01/40	73,268
		New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, Build America Bonds,
Aa2	190	5.767%, 8/01/36	184,142
		State of California G.O., Build America Bonds,
Baa1	210	7.300%, 10/01/39	198,467
		State of California G.O., Tax. Var. Purp., Build America Bonds,
Baa1	40	7.550%, 4/01/39(a)	39,299
		State of Washington G.O., Build America Bonds,
Aa1	35	5.481%, 8/01/39	33,860

		Total municipal bonds (cost $762,272)	740,018

RESIDENTIAL MORTGAGE BACKED SECURITIES 0.4%
		Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2,
CC(e)	21	1.581%, 10/25/32(d)	1,628
		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1,
Baa2	108	1.881%, 3/25/33(d)	68,823
		Centex Home Equity, Ser. 2005-A, Class M2,
Aa3	360	0.731%, 1/25/35(d)	269,938
		Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3,
A3	103	5.120%, 7/25/35	86,488
		Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2	161	5.700%, 7/25/34	122,496
		First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2,
Ba3	300	0.751%, 6/25/36(d)	32,562
		HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2,
Aa1	86	0.723%, 1/20/35(d)	71,114
		Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1,
Aa2	505	0.931%, 12/25/33(d)	371,963
		Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1,
B3	213	1.131%, 7/25/32(d)	142,342
		Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1,
A2	165	1.506%, 9/25/32(d)	117,799
		Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1,
A1	39	4.710%, 3/25/34(d)	19,137
		Saxon Asset Securities Trust, Ser. 2005-2, Class M2,
A2	240	0.671%, 10/25/35(d)	69,381
		Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3,
Caa1	300	0.481%, 5/25/36(d)	99,373
		Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1,
Aa2	265	0.996%, 2/25/34(d)	199,097

		Total residential mortgage backed securities (cost $2,708,117)	1,672,141

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.9%
	Federal Home Loan Bank,
130	5.000%, 11/17/17	140,623
435	5.625%, 6/11/21	473,531
	Federal Home Loan Mortgage Corp.,
590	3.750%, 3/27/19(a)	578,449
60	4.750%, 1/18/11	62,565
	Federal National Mortgage Association,
450	2.625%, 11/20/14(a)	446,511
525	4.375%, 10/15/15	558,517
620	5.000%, 2/13/17	673,008
95	5.375%, 6/12/17	105,332
280	6.625%, 11/15/30	336,506
	Resolution Funding Corp. Interest Strip,
330	4.980%, 4/15/18(j)	232,631
	Tennessee Valley Authority,
280	4.500%, 4/01/18	284,942

	Total U.S. government agency obligations (cost $3,914,174)	3,892,615

U.S. GOVERNMENT TREASURY SECURITIES 3.1%
	U.S. Treasury Bonds,
510	4.500%, 2/15/36	502,350
95	4.500%, 8/15/39(a)	92,848
960	7.500%, 11/15/24	1,283,400
	U.S. Treasury Notes,
1,400	2.125%, 11/30/14(a)	1,366,862
2,960	2.625%, 12/31/14	2,951,446
1,985	3.375%, 11/15/19(a)	1,909,332
	U.S. Treasury Strip Coupon,
2,075	4.830%, 11/15/24(j)	1,012,700
665	4.840%, 5/15/24(j)	334,486
880	4.860%, 8/15/24(j)	436,184
480	5.270%, 5/15/20(j)	308,711
1,600	7.140%, 5/15/25(j)	756,800
	U.S. Treasury Strip Principal,
545	3.600%, 2/15/19(a)(j)	378,659
190	4.750%, 8/15/23(j)	100,919
1,200	4.800%, 11/15/24(a)(j)	592,415
1,650	6.260%, 2/15/23(j)	899,874
1,035	7.920%, 8/15/29(j)	401,776

	Total U.S. government treasury securities (cost $13,804,577)	13,328,762

	Total long-term investments (cost $360,844,481)	400,458,827

SHORT-TERM INVESTMENTS 12.9%
U.S. Government Treasury Securities 0.1%
	U.S. Treasury Bill(k)
70	0.041%, 3/18/10	69,993
500	0.157%, 6/17/10	499,574

	Total U.S. government treasury securities (cost $569,635)	569,567

Shares
AFFILIATED MUTUAL FUNDS 12.8%
2,851,490	Dryden Core Investment Fund - Short Term Bond Series(m) (cost $27,927,694)	24,408,750
29,771,118	Dryden Core Investment Fund - Taxable Money Market Series(l)(m) (cost $29,769,514; includes $17,722,563 of cash collateral received for securities on loan)	29,769,514

	Total affiliated mutual funds (cost $57,697,208)	54,178,264

	Total short-term investments (cost $58,266,843)	54,747,831

	TOTAL INVESTMENTS (n) 107.1% (cost $419,111,324)(o)	455,206,658
	Liabilities in excess of other assets(p) (7.1%)	(30,058,479)

	NET ASSETS 100.0%	$425,148,179

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Based Security

ADR—American Depositary Receipt

G.O.—General Obligation

HFC—Housing Finance Corporation

I/O—Interest Only

MTN—Medium Term Note

NA—National Association

NR—Not Rated

PFD—Preferred Stock

PLC—Public Limited Company

REIT—Real Estate Investment Trust

SA—Special Assessment

STRIP—Separate trading of registered interest and principal of securities.

TBA—To Be Announced

ULC—Unlimited Liability Corporation

†	The ratings reflected are as of December 31, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $17,196,344 ; cash collateral of $17,722,563 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2009.
(e)	Standard and Poor’s Rating.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security, the aggregate original cost to such securities is $1,211,825. The aggregate value of $1,285,626 is approximately 0.3% of net assets.
(h)	Security segregated as collateral for futures contracts.
(i)	Principal amount of $7,590,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at December 31, 2009.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.
(n)	As of December 31, 2009, 902 securities representing $21,200,058 and 5.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(o)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of December 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$422,576,910	$47,058,730	$(14,428,982)	$32,629,748

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

(p)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate swaps and credit default swaps as follows:

Open future contracts outstanding at December 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
	Long Positions:
7	EMINI MSCI EAFE	Mar. 2010	$552,755	$549,080	$(3,675)
64	U.S. Treasury 2 Yr. Notes	Mar. 2010	13,911,455	13,841,000	(70,455)
12	U.S. Treasury 5 Yr. Notes	Mar. 2010	1,399,719	1,372,594	(27,125)
102	U.S. Treasury 5 Yr. Notes	Mar. 2010	11,765,507	11,667,047	(98,460)
35	U.S. Treasury 10 Yr. Bonds	Mar. 2010	4,073,241	4,040,859	(32,382)

					$(232,097)

	Short Position:
55	U.S. Treasury Long Term Bonds	Mar. 2010	$6,580,292	$6,345,625	$234,667

					$2,570

Interest rate swap agreements outstanding at December 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	2/15/2036	$500	4.128%	3 month LIBOR	$28,106	$—	$28,106
Deutsche Bank AG(b)	5/31/2014	1,995	2.355%	3 month LIBOR	(42,576)	—	(42,576)

					$(14,470)	$—	$(14,470)

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at December 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Protection(1):

Citibank, NA	9/20/2012	$700	0.320%	Altria Group, Inc.	$7,875	$—	$7,875
				7.000%, due 11/04/13
Barclays Bank PLC	9/20/2012	700	0.595%	Fortune Brands, Inc.	3,207	—	3,207
				5.375%, due 01/15/16
Deutsche Bank AG	6/20/2013	400	2.000%	International Lease Finance Corp.	73,202	—	73,202
				4.150%, due 01/20/15
Deutsche Bank AG	3/20/2014	300	7.050%	Starwood Hotels & Resorts Holdings, Inc.	(68,294)	—	(68,294)
				7.875%, due 05/01/12
JPMorgan Chase Bank	6/20/2014	240	0.650%	Bunge Ltd. Finance Corp.	5,392	—	5,392
				5.350%, due 04/15/14
Merrill Lynch Capital Services, Inc.	9/20/2016	150	1.730%	Tyson Foods, Inc.	6,390	—	6,390
				7.850%, due 04/01/16
Morgan Stanley Capital Services, Inc.	3/20/2018	300	0.700%	Avon Products, Inc.	(6,054)	—	(6,054)
				6.050%, due 03/01/19
Deutsche Bank AG	3/20/2018	1,000	0.990%	Nordstrom, Inc.	6,469	—	6,469
				6.950%, due 03/15/28
Barclays Bank, PLC	3/20/2018	300	1.220%	Computer Sciences Corp.	(13,357)	—	(13,357)
				5.000%, due 02/15/13
Credit Suisse International	6/20/2018	600	0.970%	Verizon Communications, Inc.	(5,718)	—	(5,718)
				4.900%, due 09/15/15
Morgan Stanley Capital Services, Inc.	6/20/2018	500	0.970%	Simon Property Group L.P.	18,767	—	18,767
				5.250%, due 12/01/16
Morgan Stanley Capital Services, Inc.	6/20/2018	300	1.000%	Newell Rubbermaid, Inc.	8,090	—	8,090
				zero, due 07/15/28
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.130%	Spectra Energy Capital LLC	(12,623)	—	(12,623)
				6.250%, due 02/15/13
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.450%	Starwood Hotel & Resorts Worldwide, Inc.	12,929	—	12,929
				6.750%, due 05/15/18
Merrill Lynch Capital Services, Inc.	6/20/2018	300	3.050%	SLM Corp.	35,149	—	35,149
				5.125%, due 08/27/12

					$71,424	$—	$71,424

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of December 31, 2009 categorized by risk exposure:

Derivative Fair Value at 12/31/2009
Credit contracts	$71,424
Equity contracts	(3,675)
Interest rate contracts	(8,225)

Total	$59,524

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$237,840,048	$21,200,425	$—
Preferred Stocks	—	59,276	—
Warrant	41	—	—
Corporate Bonds	—	49,385,379	—
Asset Backed Security	—	274,250	—
Collateralized Mortgage Obligations	—	2,121,805	—
Commercial Mortgage Backed Securities	—	17,103,768	—
Foreign Agencies	—	1,658,894	—
Mortgage Backed Securities	—	51,181,405	—
Municipal Bonds	—	740,018	—
Residential Mortgage Backed Securities	—	1,672,141	—
U.S. Government Agency Obligations	—	3,892,615	—
U.S. Government Treasury Securities	—	13,898,329	—
Affiliated Mutual Funds	54,178,264	—	—

	$292,018,353	$163,188,305	$—
Other Financial Instruments*	2,570	56,954	—

Total	$292,020,923	$163,245,259	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 9/30/09	$151,028
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,835
Earned amortization/accretion	(4)
Net purchases (sales)	(12,517)
Transfers in and/or out of Level 3	(142,342)

Balance as of 12/31/09	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

A Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. When a Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Short-Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Taxable Money Market Series (the “Portfolios”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 22, 2010

*	Print the name and title of each signing officer under his or her signature.